UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments.

	S&P 500 Bear 1X Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)
Principal
Amount		Value
SHORT TERM INVESTMENTS - 95.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.6%
$ 5,901,000	Federal Home Loan Bank, Discount Note, 3.82%
	12/03/2007	$5,899,244
Shares
MONEY MARKET FUNDS - 5.2%
342,249	Fidelity Institutional Money Market Portfolio	342,249

	TOTAL SHORT TERM INVESTMENTS
	(Cost $6,241,493)	$6,241,493

	Total Investments (Cost $6,241,493) - 95.8%	$6,241,493
	Other Assets in Excess of Liabilities - 4.2%	274,870
	TOTAL NET ASSETS - 100.0%	$6,516,363

Percentages are stated as a percent of net assets.

	S&P 500 Bear 1X Fund
	Short Futures Contracts
	November 30, 2007 (Unaudited)

Contracts		Unrealized
SHORT FUTURES CONTRACTS		Depreciation
37	S&P 500 Mini Futures
	Expiring December 2007
	(Underlying Face Amount at Market Value $2,746,788)	$(102,570)

	S&P 500 Bear 1X Fund
	Short Equity Swap Contracts
	November 30, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	S&P 500 Index	2,552	$ 3,650,537	7/23/2008	$ (129,091)

	NASDAQ-100 Bull 1.25X Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 81.9%
Air Freight & Logistics - 1.1%
1,000	C.H. Robinson Worldwide, Inc.	$51,550
1,271	Expeditors International of Washington, Inc.	59,635
669	Ryanair Holdings PLC - ADR (a)	27,142
		138,327
Airlines - 0.2%
635	UAL Corp. (a)	25,997

Biotechnology - 5.8%
2,959	Amgen, Inc. (a)	163,485
1,840	Biogen Idec, Inc. (a)	136,381
2,251	Celgene Corp. (a)	138,549
373	Cephalon, Inc. (a)	27,945
4,991	Gilead Sciences, Inc. (a)	232,281
766	Vertex Pharmaceuticals, Inc. (a)	19,449
		718,090
Chemicals - 0.3%
736	Sigma-Aldrich Corp.	38,750

Commercial Services & Supplies - 0.5%
1,101	Cintas Corp.	35,221
806	Monster Worldwide, Inc. (a)	27,219
		62,440
Communications - 0.5%
3,381	Liberty Media Holding Corp. - Class A (a)	68,127

Communications Equipment - 10.2%
12,712	Cisco Systems, Inc. (a)	356,190
1,995	Juniper Networks, Inc. (a)	59,291
11,619	QUALCOMM, Inc.	473,823
3,024	Research In Motion Ltd. (a)	344,192
821	Telefonaktiebolaget LM Ericsson - ADR	20,081
1,457	Tellabs, Inc. (a)	10,141
		1,263,718
Computer Programming Services - 0.3%
2,109	BEA Systems, Inc. (a)	33,385

Computers & Peripherals - 12.7%
7,034	Apple Computer, Inc. (a)	1,281,735
4,814	Dell, Inc. (a)	118,136
996	Logitech International SA (a)	33,894
2,187	Network Appliance, Inc. (a)	54,041
1,157	SanDisk Corp. (a)	43,318
2,178	Sun Microsystems, Inc. (a)	45,259
		1,576,383
Construction & Engineering - 0.5%
448	Foster Wheeler Ltd (a)	66,752

Consumer Services - 0.6%
1,036	Apollo Group, Inc. (a)	79,275

Diversified Telecommunication Services - 0.2%
8,581	Level 3 Communications, Inc. (a)	28,832

Electronic Equipment & Instruments - 0.3%
3,620	Flextronics International Ltd. (a)	$43,295

Energy Equipment & Services - 0.1%
945	Patterson-UTI Energy, Inc.	17,813

Food & Staples Retailing - 0.7%
1,319	Costco Wholesale Corp.	88,901

Health Care Equipment & Supplies - 0.3%
863	DENTSPLY International, Inc.	36,919

Health Care Providers & Services - 1.8%
1,383	Express Scripts, Inc. (a)	93,698
1,698	Henry Schein, Inc. (a)	100,437
771	Patterson Companies, Inc. (a)	24,811
		218,946
Hotels Restaurants & Leisure - 1.8%
6,031	Starbucks Corp. (a)	141,065
688	Wynn Resorts Ltd.	87,335
		228,400
Household Durables - 1.0%
1,201	Garmin Ltd.	128,927

Internet & Catalog Retail - 3.6%
1,582	Amazon.com, Inc. (a)	143,266
6,042	eBay, Inc. (a)	202,588
1,569	Expedia, Inc. (a)	51,150
1,718	IAC/InterActive Corp. (a)	47,812
		444,816
Internet Software & Services - 6.2%
974	Akamai Technologies, Inc. (a)	37,071
831	Google, Inc. (a)	575,883
1,333	VeriSign, Inc. (a)	54,520
3,703	Yahoo!, Inc. (a)	99,277
		766,751
IT Services - 2.1%
486	CheckFree Corp. (a)	23,134
1,976	Cognizant Technology Solutions Corp. (a)	61,453
1,195	Fiserv, Inc. (a)	61,339
672	Infosys Technologies Ltd - ADR	28,325
2,117	Paychex, Inc.	82,563
		256,814
Machinery - 1.3%
626	Joy Global, Inc.	36,308
2,391	PACCAR, Inc.	121,008
		157,316
Media - 3.5%
8,429	Comcast Corp. - Class A (a)	173,132
1,392	Discovery Holding Co. (a)	34,048
1,245	EchoStar Communications Corp. - Class A (a)	53,659
453	Lamar Advertising Co.	23,561
1,125	Liberty Global, Inc. - Class A (a)	45,697
9,612	Sirius Satellite Radio, Inc. (a)	36,814
2,064	Virgin Media, Inc.	39,216
1,993	XM Satellite Radio Holdings, Inc. - Class A (a)	31,091
		437,218

Medical Devices - 0.6%
221	Intuitive Surgical, Inc. (a)	$72,417

Multiline Retail - 0.7%
825	Sears Holdings Corp. (a)	87,046

Pharmaceuticals - 2.8%
732	Amylin Pharmaceuticals, Inc. (a)	27,955
1,939	Genzyme Corp. (a)	145,289
604	Sepracor, Inc. (a)	16,024
3,510	Teva Pharmaceutical Industries Ltd. - ADR	156,652
		345,920
Retail - Food - 0.3%
788	Whole Foods Market, Inc.	33,892

Semiconductor & Semiconductor Equipment - 7.0%
2,760	Altera Corp.	51,833
4,062	Applied Materials, Inc.	76,488
2,490	Broadcom Corp. - Class A (a)	66,583
11,915	Intel Corp.	310,743
1,316	KLA-Tencor Corp.	63,273
721	Lam Research Corp. (a)	33,058
1,667	Linear Technology Corp.	50,777
3,201	Marvell Technology Group Ltd. (a)	47,823
889	Microchip Technology, Inc.	25,594
2,891	NVIDIA Corp. (a)	91,182
2,267	Xilinx, Inc.	49,647
		867,001
Software - 12.1%
1,519	Activision, Inc. (a)	33,646
3,349	Adobe Systems, Inc. (a)	141,127
1,384	Autodesk, Inc. (a)	65,172
1,657	Cadence Design Systems, Inc. (a)	27,506
1,313	Check Point Software Technologies Ltd. (a)	29,963
1,270	Citrix Systems, Inc. (a)	46,965
1,875	Electronic Arts, Inc. (a)	105,356
2,480	Intuit, Inc. (a)	72,714
18,952	Microsoft Corp.	636,787
12,373	Oracle Corp. (a)	249,687
5,386	Symantec Corp. (a)	95,871
		1,504,794
Specialty Retail - 1.4%
2,084	Bed Bath & Beyond, Inc. (a)	65,542
764	PET's MART, Inc.	21,759
774	Ross Stores, Inc.	20,418
2,783	Staples, Inc.	65,957
		173,676
Trading Companies & Distributors - 0.3%
838	Fastenal Co.	33,218

Wireless Telecommunication Services - 1.1%
413	Leap Wireless International, Inc. (a)	14,335
580	Millicom International Cellular SA (a)	69,182
1,005	NII Holdings, Inc. (a)	55,436
		138,953
	TOTAL COMMON STOCKS
	(Cost $5,357,556)	$10,183,109

Principal
Amount		Value
SHORT TERM INVESTMENTS - 13.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.5%
$ 1,300,000	Federal Home Loan Bank Discount Note, 3.82%, 12/03/07
	(Cost $1,300,000)	$1,299,613

Shares
MONEY MARKET FUNDS - 2.7%
337,550	Fidelity Institutional Money Market Portfolio	$337,550

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,637,550)	$1,637,163
	Total Investments - 95.1%
	(Cost $6,995,106)	$11,820,272
	Other Assets in Excess of Liabilities - 4.9%	607,701
	TOTAL NET ASSETS - 100.0%	$12,427,973

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing

	NASDAQ-100 Bull 1.25X Fund
	Schedule of Futures Contracts Purchased
	November 30, 2007 (Unaudited)
		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED
128	NASDAQ 100 Index FE-Mini Futures Contracts
	Expiring December 2007
	(Underlying Face Amount at Market Value $5,352,320)	$(50,416)

Small Cap Bull 2.5X Fund
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

Shares			Value
	INVESTMENT COMPANIES - 7.0%
4,800	iShares Russell 2000 Index Fund		$366,768
	TOTAL INVESTMENT COMPANIES (Cost $371,978)		366,768
Principal
Amount
	SHORT TERM INVESTMENTS - 59.7%
	U.S. Government Agency Obligations - 53.6%
$2,800,000	Federal Home Loan Bank Discount Note
	3.82%, 12/03/2007		2,799,167
	Money Market Funds - 6.1%
315,895	Fidelity Institutional Money Market Portfolio		315,895
	TOTAL SHORT TERM INVESTMENTS (Cost $3,115,062)		3,115,062

	Total Investments (Cost $3,487,040) - 66.7%		$3,481,830
	Other Assets in Excess of Liabilities - 33.3%		1,734,676
	TOTAL NET ASSETS - 100.0%		$5,216,506

Small Cap Bull 2.5X Fund
Schedule of Futures Contracts
NOVEMBER 30, 2007 (UNAUDITED)

				Unrealized
Contracts				Appreciation
72	Russell 2000 Index Futures Contacts
	Expiring December 2007 (Underlying Face Amount at Market Value $5,525,280)			$96,566

Small Cap Bull 2.5X Fund
Schedule of Equity Swap Contracts
NOVEMBER 30, 2007 (UNAUDITED)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	Lehman Brothers, Inc. Russell 2000 Index	9,383	7,044,554	5/19/2008	$159,655

Small Cap Bear 2.5X Fund
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

Principal
Amount			Value
	SHORT TERM INVESTMENTS - 79.7%
	U.S. Government Agency Obligations - 77.8%
$12,203,000	Federal Home Loan Bank Discount Note
	3.82%, 12/03/2007		$12,199,370
	Money Market Funds - 1.9%
294,041	Fidelity Institutional Money Market Portfolio		294,041
	TOTAL SHORT TERM INVESTMENTS (Cost $12,493,411)		$12,493,411
	Total Investments (Cost $12,493,411) - 79.7%		$12,493,411
	Other Assets in Excess of Liabilities - 20.3%		3,186,519
	TOTAL NET ASSETS - 100.0%		$15,679,930

Percentages are stated as a percent of net assets.

Small Cap Bear 2.5X Fund
Schedule of Short Futures Contracts
NOVEMBER 30, 2007 (UNAUDITED)

			Unrealized
Contracts			Depreciation
224	Russell 2000 Index Futures Contacts
	Expiring December 2007 (Underlying Face Amount at Market Value $17,189,760)		($450,628)

Small Cap Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
NOVEMBER 30, 2007 (UNAUDITED)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	Lehman Brothers, Inc. Russell 2000 Index	28,525	21,350,071	3/14/2008	($550,864)

	Dow 30 Bull 1.25X Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 94.1%
Aerospace & Defense - 12.8%
7,984	The Boeing Co.	$738,839
7,984	Honeywell International, Inc.	452,054
7,984	United Technologies Corp.	596,964
		1,787,857
Automobiles - 1.7%
7,984	General Motors Corp.	238,163

Beverages - 3.6%
7,984	The Coca-Cola Co.	495,806

Chemicals - 2.6%
7,984	E.I. du Pont de Nemours & Co.	368,462

Computers & Peripherals - 9.0%
7,984	Hewlett-Packard Co.	408,462
7,984	International Business Machines Corp.	839,757
		1,248,219
Consumer Finance - 3.4%
7,984	American Express Co.	470,896

Diversified Telecommunication Services - 4.7%
7,984	AT&T, Inc.	305,068
7,984	Verizon Communications, Inc.	344,989
		650,057
Financial Services - 4.5%
7,984	Citigroup, Inc.	265,867
7,984	JPMorgan Chase & Co.	364,230
		630,097
Food & Staples Retailing - 2.7%
7,984	Wal-Mart Stores, Inc.	382,434

Hotels Restaurants & Leisure - 3.4%
7,984	McDonald's Corp.	466,825

Household Products - 4.2%
7,984	The Procter & Gamble Co.	590,816

Industrial Conglomerates - 7.0%
7,984	3M Co.	664,748
7,984	General Electric Co.	305,707
		970,455
Insurance - 3.3%
7,984	American International Group, Inc.	464,110

Machinery - 4.1%
7,984	Caterpillar, Inc.	574,050

Media - 1.9%
7,984	The Walt Disney Co.	264,670
Metals & Mining - 2.1%
7,984	Alcoa, Inc.	290,378

		Value
Oil, Gas & Consumable Fuels - 5.1%
7,984	Exxon Mobil Corp.	$711,853

Pharmaceuticals - 8.6%
7,984	Johnson & Johnson	540,836
7,984	Merck & Co., Inc.	473,930
7,984	Pfizer, Inc.	189,700
		1,204,466
Semiconductor & Semiconductor Equipment - 1.5%
7,984	Intel Corp.	208,223

Software - 1.9%
7,984	Microsoft Corp.	268,262

Specialty Retail - 1.6%
7,984	The Home Depot, Inc.	228,023

Tobacco - 4.4%
7,984	Altria Group, Inc.	619,239
	TOTAL COMMON STOCKS
	(Cost $9,841,511)	$13,133,361

Shares
SHORT TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
297,611	Fidelity Institutional Money Market Portfolio	$297,611

	TOTAL SHORT TERM INVESTMENTS
	(Cost $297,611)	$297,611
	Total Investments - 96.2%
	(Cost $10,139,122)	$13,430,972
	Other Assets in Excess of Liabilities - 3.8%	524,563
	TOTAL NET ASSETS - 100.0%	$13,955,535

Percentages are stated as a percent of net assets.

	Direxion Dow 30 Bull 1.25X Fund
	Schedule of Futures Contracts Purchased
	November 30, 2007 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
FUTURES CONTRACTS PURCHASED
19	Dow Jones Industrial Futures Contract
	Expiring December 2007
	(Underlying Face Amount at Market Value $2,547,900)	$(26,282)

27	Dow Jones Industrial Mini Futures Contract
	Expiring December 2007
	(Underlying Face Amount at Market Value $1,810,080)	8,182
		(18,100)

	Dynamic HY Bond Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 1.2%
Aerospace & Defense - 1.2%
130,000	Bombardier, Inc. (a)	$786,539

	TOTAL COMMON STOCKS
	(Cost $788,190)	$786,539

Principal
Amount
CORPORATE BONDS - 0.3%
Food Products - 0.3%
225,000	Dole Food Co, Inc.
	7.250%, 06/15/2010	$207,000

	TOTAL CORPORATE BONDS
	(Cost $220,673)	$207,000

SHORT TERM INVESTMENTS - 28.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.7%
$ 18,505,000	Federal Home Loan Bank, Discount Note, 3.82%
	12/03/2007	$18,499,495

Shares
MONEY MARKET FUNDS - 0.5%
341,133	Fidelity Institutional Money Market Portfolio	341,133

	TOTAL SHORT TERM INVESTMENTS
	(Cost $18,840,628)	$18,840,628
	TOTAL INVESTMENTS - 29.7%
	(Cost $19,849,491)	$19,834,167
	Other Assets in Excess of Liabilities - 70.3%	46,994,170
	TOTAL NET ASSETS - 100.0%	$66,828,337

Percentages are stated as a perent of net assets.
(a)	Non Income Producing

	Direxion Dynamic HY Bond Fund
	Credit Default Swaps
	November 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Expiration	Appreciation
Conterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)
Barclays	General Motors Corp.	Sell	2.39%	$ 3,000,000	3/20/2010	$ (158,210)

Goldman Sach	Dow Jones CDX 100 Series	Sell	3.75%	11,000,000	12/20/2012	(164,465)
						(322,675)

	HY Bear Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Face
Amount		Value
SHORT TERM INVESTMENTS - 171.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 152.1%
$ 46,613,000	Federal Home Loan Bank, Discount Note, 3.82%	$46,599,133
	12/03/2007

Repurchase Agreements - 16.9%
5,187,500	Mizuho repurchase Agreement 3.05%, 12/04/2007
	(Dated 11/30/2007, Collateralized by U.S. Treasury Note,
	4.875%, due 06/30/2012 valued at 5,307,035.
	Repurchase proceeds are $5,189,234)	5,187,500

Shares
MONEY MARKET FUNDS - 2.8%
861,780	Fidelity Institutional Money Market Portfolio	861,780

	TOTAL SHORT TERM INVESTMENTS
	(Cost $52,648,413)	$52,648,413
	Total Investments - 171.8%
	(Cost $52,648,413)	$52,648,413
	Other Assets in Excess of Liabilities - (71.8%)%	(22,005,316)
	TOTAL NET ASSETS - 100.0%	$30,643,097

Percentages are stated as a percent of net assets.

	Direxion HY Bear Fund
	Schedule of Securities Sold Short
	November 30, 2007 (Unaudited)

Face
Amount		Value
U.S. TREASURY OBLIGATIONS
$ 5,000,000	U.S. Treasury Note, 4.875%, 06/30/2012	$5,307,035

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $4,982,032)	$5,307,035

	HY Bear Fund
	Schedule of Credit Default Swap
	November 30, 2007 (Unaudited)
		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation
Bank of America	Dow Jones CDX North American High Yield 100 6th Index,	Sell	3.75%	$ 360,000,000	12/20/12	$ 235,715

10 Year Note Bull 2.5X Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 13.9%
16,691	iShares Lehman 7-10 Year Treasury Bond Fund		$1,460,629
	TOTAL INVESTMENT COMPANIES (Cost $1,436,701)		$1,460,629

Face
Amount
	U.S. TREASURY OBLIGATIONS - 34.0%
	U.S. Treasury Note - 34.0%
$3,358,000	4.750%, 08/15/2017		3,572,597
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,447,565)		$3,572,597

	SHORT TERM INVESTMENTS - 48.7%
	U.S. Government Agency Obligations - 44.7%
4,701,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007		$4,701,000

Shares

	Money Market Fund - 4.0%
420,785	Fidelity Institutional Money Market Portfolio		420,785

	TOTAL SHORT TERM INVESTMENTS (Cost $5,120,386)		$5,121,785

	Total Investments (Cost $10,004,652) - 96.6%		$10,155,011
	Other Assets in Excess of Liabilities - 3.4%		362,530
	TOTAL NET ASSETS - 100.0%		$10,517,541

Percentages are stated as a percent of net assets.

10 Year Note Bull 2.5X Fund
Futures Contracts
November 30, 2007 (Unaudited)
		Unrealized
		Appreciation
Contracts
188	U.S. Treasury 10-Year Note Futures Contracts
	Expiring March 2008
	(Underlying Face Amount at Market Value $21,311,563)	$ 21,293

10 Year Note Bear 2.5X Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Face
Amount				Value
	SHORT TERM INVESTMENTS - 266.4%
	Repurchase Agreements - 167.4%
$12,956,000	Mizuho Repurchase Agreement, 3.15%, 12/03/2007
	(Dated 11/30/2007, Collateralized by U.S. Treasury Note,
	4.75%, due 08/15/2017, valued at $13,783,969. Repurchase
	proceeds are $13,700,970.)			$13,700,970

	U.S. Government Agency Obligations - 95.3%
7,802,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007			7,802,000

Shares
	Money Market Funds - 3.7%
301,414	Fidelity Institutional Money Market Portfolio			301,414

	TOTAL SHORT TERM INVESTMENTS (Cost $21,802,063)			$21,804,384

	Total Investments (Cost $21,802,063) - 266.4%			$21,804,384
	Liabilities in Excess of Other Assets - (166.4)%			(13,620,008)
	TOTAL NET ASSETS - 100.0%			$8,184,376

Percentages are calculated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Securities Sold Short
November 30, 2007 (Unaudited)
Face
Amount				Value
	U.S. Treasury Notes:
$12,956,000	4.50%, 05/15/2017			$13,783,969
	Total Securities Sold Short (Proceeds $13,185,006)			$13,783,969

10 Year Note Bear 2.5X Fund
Short Futures Contracts
November 30, 2007 (Unaudited)
					Unrealized
Contracts					Depreciation
32	U.S. Treasury 10-Year Note Futures Contracts
	Expiring March 2008
	(Underlying Face Amount at Market Value $3,627,500)				$(4,933)

10 Year Note Bear 2.5X Fund
Short Equity Swap Contracts
November 30, 2007 (Unaudited)
			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares Lehman 7-10 Year Treasury Bond	35,508	$ 3,084,923	10/9/2008	$ (28,517)

	HCM Freedom Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 30.2%
Communications Equipment - 10.0%
26,300	Research In Motion Ltd. (a)	$2,993,466
Electrical Equipment - 10.1%
12,700	First Solar, Inc. (a)	3,011,805
Energy Equipment & Services - 10.1%
22,000	Transocean Inc New (a)	3,020,380

	TOTAL COMMON STOCKS
	(Cost $9,022,625)	$9,025,651

Principal
Amount		Value
SHORT TERM INVESTMENTS - 200.0%
U.S. Government Agency Obligations - 99.4%
29,708,000	Federal Home Loan Bank Discount Note,
	3.820%, 12/03/2007	$29,699,162
Money Market Funds - 100.6%
30,061,628	Fidelity Institutional Money Market Portfolio	30,061,628

	TOTAL SHORT TERM INVESTMENTS
	(Cost $59,760,790)	$59,760,790
	Total Investments
	(Cost $68,783,415) - 230.2%	$68,786,441
	Liabilities in Excess of Other Assets - (130.2)%	(38,895,773)
	TOTAL NET ASSETS - 100.0%	$29,890,668

	Commodity Bull 2X Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares			Value
COMMON STOCKS - 42.5%
Chemicals - 3.6%
14,712	Potash Corporation of Saskatchewan, Inc.		$1,763,822
Energy Equipment & Services - 4.0%
11,689	Baker Hughes, Inc.		938,276
10,948	Schlumberger Ltd.		1,023,090
			1,961,366
Food Products - 4.8%
21,833	Archer-Daniels-Midland Co.		793,629
37,828	ConAgra Foods, Inc.		946,457
41,271	Tyson Foods, Inc.		615,351
			2,355,437
Metals & Mining - 15.8%
24,529	Alcoa, Inc.		892,120
26,962	Barrick Gold Corp.		1,092,231
13,500	BHP Billiton Ltd. - ADR		1,023,705
13,821	Freeport-McMoRan Copper & Gold, Inc.		1,367,311
41,980	Goldcorp, Inc.		1,360,572
21,061	Newmont Mining Corp.		1,046,521
10,412	United States Steel Corp.		1,017,252
			7,799,712
Oil, Gas & Consumable Fuels - 10.9%
18,214	Anadarko Petroleum Corp.		1,030,912
11,007	Apache Corp.		1,065,368
11,764	Devon Energy Corp.		974,177
16,964	Hess Corp.		1,208,176
19,138	Marathon Oil Corp.		1,069,814
			5,348,447
Paper & Forest Products - 3.4%
22,650	International Paper Co.		764,437
12,164	Weyerhaeuser Co.		890,162
			1,654,599

	TOTAL COMMON STOCKS (Cost $18,005,635)		$20,883,383
Principal
Amount
SHORT TERM INVESTMENTS - 23.3%
U.S. Government Agency Obligations - 22.6%
$ 11,103,000	Federal Home Loan Bank Discount Note,
	3.820%, 12/03/2007		$11,099,697

Shares
Money Market Funds - 0.7%
346,384	Fidelity Institutional Money Market Portfolio
			346,384
	TOTAL SHORT TERM INVESTMENTS (Cost $11,446,081)		$11,446,081

	Total Investments (Cost $29,451,716) - 65.8%		$32,329,464
	Other Assets in Excess of Liabilities - 34.2%		16,849,593
	TOTAL NET ASSETS - 100.0%		$49,179,057

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

	Commodity Bull 2X Fund
	Schedule of Equity Swap Contracts
	November 30, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Merrill Lynch	CRX MS Commodity Related Equity Swap	95,390	$ 75,276,139	12/5/07	$ 1,997,540

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 101.9%
	U.S. Government Agency Obligations - 101.3%
$ 60,417,000	Federal Home Loan Bank Discount Note
	3.82%, 12/03/2007	$60,399,026

Shares
	Money Market Funds - 0.6%
377,519	Fidelity Institutional Money Market Portfolio	$377,519

	Total Investments (Cost $60,776,545) - 101.9%	60,776,545
	Liabilities in Excess of Other Assets - (1.9)%	(1,148,969)
	TOTAL NET ASSETS - 100.0%	$59,627,576

Percentages are stated as a percent of net assets.

	Emerging Markets Bull 2X Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 21.9%
80,000	iShares MSCI Emerging Markets Index Fund		$12,336,000

	TOTAL INVESTMENT COMPANIES
	(Cost $12,240,056)		$12,336,000

Principal
Amount
SHORT TERM INVESTMENTS - 56.7%
U.S. Government Agency Obligations - 56.1%
$ 31,609,000	Federal Home Loan Bank Discount Note,
	3.820%, 12/03/2007		$31,599,597

Shares
Money Market Funds - 0.6%
321,952	Fidelity Institutional Money Market Portfolio		321,952

	TOTAL SHORT TERM INVESTMENTS
	(Cost $31,921,549)		$31,921,549
	Total Investments
	(Cost $44,161,604) - 78.6%		$44,257,549
	Liabilities in Excess of Other Assets - 21.4%		12,039,793
	TOTAL NET ASSETS - 100.0%		$56,297,342

	Emerging Markets Bull 2X Fund
	Schedule of Equity Swap Contracts
	November 30, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares MSCI Emerging Market Index	447,400	$ 67,448,536	10/17/08	$ 1,554,768
Merrill Lynch	EEMSWAP with Merrill Lynch	115,000	$ 16,462,250	9/18/08	1,270,750
Merrill Lynch	EEMSWAP with Merrill Lynch	40,000	$ 5,726,000	9/18/08	442,000
Merrill Lynch	EEMSWAP with Merrill Lynch	30,000	$ 4,294,500	10/23/08	331,500
					$ 3,599,018

	Emerging Markets Bear 2X Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 6.3%
3,000	iShares MSCI Emerging Markets Index Fund		$463,200
	TOTAL INVESTMENT COMPANIES (Cost $462,138)		$463,200

Principal
Amount
SHORT TERM INVESTMENTS - 120.8%
U.S. Government Money Market - 110.9%
$ 8,202,000	Federal Home Loan Bank Discount Note,
	3.820%, 12/03/2007		$8,199,560

Shares
Money Market Funds - 9.9%
731,573	Fidelity Institutional Money Market Portfolio		731,573

	TOTAL SHORT TERM INVESTMENTS (Cost $8,931,133)		$8,931,133

	Total Investments (Cost $9,393,271) - 127.1%		$9,394,333
	Liabilities in Excess of Other Assets - (27.1)%		(2,003,452)
	TOTAL NET ASSETS - 100.0%		$7,390,881

Percentages are stated as a percent of net assets.

	Emerging Markets Bear 2X Fund
	Schedule of Short Equity Swap Contracts
	November 30, 2007 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs	iShares MSCI Emerging Markets Index Swap	300	$ 46,341	7/21/08	$ 23
Credit Suisse	iShares MSCI Emerging Markets Index Swap	54,910	8,551,583	12/4/07	100,950
Merrill Lynch	EEMSWAP with Merrill Lynch	135,000	19,359,375	9/18/08	(1,309,125)
			$ 27,957,299		$ (1,208,152)

Developed Markets Bull 2X Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 22.0%
16,491	iShares MSCI EAFE Index Fund		$1,367,928
	TOTAL INVESTMENT COMPANIES (Cost $1,249,851)		$1,367,928

	SHORT TERM INVESTMENTS - 67.6%
	Money Market Funds - 5.0%
314,449	Fidelity Institutional Money Market Portfolio		314,449

Face
Amount
	U.S. Government Agency Obligations - 62.6%
$3,901,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007		$3,901,000

	TOTAL SHORT TERM INVESTMENTS
	(Cost $4,214,288)		$4,215,449

	Total Investments (Cost $5,464,139) - 89.6%		$5,583,377
	Other Assets in Excess of Liabilities - 10.4%		646,111
	TOTAL NET ASSETS - 100.0%		$6,229,488

	Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Equity Swap Contracts
November 30, 2007 (Unaudited)

		Number	Notional	Termination	Unrealized
Counterparty	Reference Entity	of Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	134,042	$ 10,850,827	1/28/2008	$ 249,444

Developed Markets Bear 2X Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Shares			Value
	SHORT TERM INVESTMENTS - 64.4%
	Money Market Funds - 2.6%
359,121	Fidelity Institutional Money Market Portfolio		$359,121

Face
Amount
	U.S. Government Agency Obligations - 61.8%
$8,602,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007		$8,602,000

	TOTAL SHORT TERM INVESTMENTS (Cost $8,958,562)		$8,961,121

	Total Investments (Cost $8,958,562) - 64.4%		$8,961,121
	Other Assets in Excess of Liabilities - 35.6%		4,946,942
	TOTAL NET ASSETS - 100.0%		$13,908,063

	Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Short Swap Contracts
November 30, 2007 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	337,542	$ 27,444,565	2/8/2008	$ (531,001)

	Spectrum Select Alternative Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 84.3%
315,627	Alpha Hedged Strategies Fund	$4,399,845
185,752	Caldwell & Orkin Funds, Inc.	4,287,150
148,039	Gateway Fund	4,236,862
334,473	Janus Adviser Series	4,338,109
931,748	John Hancock High Yield Fund	4,975,532
452,083	JP Morgan High Yield Bond Fund	3,657,354
38,479	Nakoma Mutual Funds (a)	885,401
25,251	Nuveen High Yield Municipal Bond Fund - Class C	530,022
219,441	TFS Market Neutral Fund	3,221,395
246,140	The Merger Fund	3,999,779
	TOTAL INVESTMENT COMPANIES	$34,531,449
	(Cost $34,227,449)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 14.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.1%
$ 5,801,000	Federal Home Loan Bank, Discount Note, 3.82%
	12/03/2007	$5,799,274
Shares
MONEY MARKET FUNDS - 0.8%
320,518	Fidelity Institutional Money Market Portfolio	320,518

	TOTAL SHORT TERM INVESTMENTS	$6,119,792
	(Cost $6,119,792)

	Total Investments (Cost $40,347,241) - 99.2%	$40,651,241
	Other Assets in Excess of Liabilities - 0.8%	345,760
	TOTAL NET ASSETS - 100.0%	$40,997,001

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

	Spectrum Select Alternative Fund
	Schedule of Equity Swap Contracts
	November 30, 2007 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs & Co.	Air Methods Corporation	1,700	$ 86,681	12/1/2008	$ 2,824

	Auxilium Pharmaceuticals Inc	3,200	88,668	12/1/2008	1,092

	Capella Education Co.	1,200	86,427	12/1/2008	(1,923)

	Charles River Laboratories	1,400	89,450	12/1/2008	(508)

	Covance Inc	1,000	87,038	12/1/2008	292

	Express Scripts Inc	1,300	88,577	12/1/2008	(502)

	FTI Consulting Inc	1,500	88,650	12/1/2008	(3,150)

	Flowserve Corporation	900	84,062	12/1/2008	619

	France Telecom SA-Spons	220	86,018	12/1/2008	(2,528)

	Hecla Mining Co.	7,100	87,942	12/1/2008	(4,659)

	Idexx Laboratories Inc	1,400	85,372	12/1/2008	(672)

	Intuitive Surgical Inc	300	97,348	12/1/2008	956

	Invitrogen Corporation	900	85,044	12/1/2008	2,265

	CoCa-Cola Corporation	1,400	88,198	12/1/2008	(1,258)

	Mcdonald's Corporation	1,500	87,008	12/1/2008	697

	Nokia Corp-Spon sored ADR	2,200	88,597	12/1/2008	(2,071)

	Novo-Nordisk A/S Sponsored ADR	700	88,092	12/1/2008	916

	Owens Illinois Inc	2,000	87,657	12/1/2008	2,123

	Priceline.Com Inc	800	90,878	12/1/2008	162

	Perrigo Corporation	2,700	86,588	12/1/2008	(3,158)

	Rofin Sinar Technologies Inc	900	83,130	12/1/2008	(1,194)

	Synaptics Inc	1,500	90,434	12/1/2008	(7,124)

	Unilever PLC-Sponsored ADR	2,400	88,881	12/1/2008	(1,305)

	Unilever N V - NY Shares	2,400	86,606	12/1/2008	(1,598)
					$ (19,704)

Spectrum Global Perspective Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 90.9%
418,400	iShares MSCI EAFE Index Fund	$34,706,280
418,800	iShares MSCI Emerging Markets Index Fund	64,578,960
357,618	Janus Advisor Long/Short Fund Class I	4,638,310
24,396	TFS Market Neutral Fund	358,138
	TOTAL INVESTMENT COMPANIES (Cost $101,831,565)	$104,281,688

Face
Amount
	SHORT TERM INVESTMENTS - 69.6%
	U.S. Government Agency Obligations - 69.3%
$79,523,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007	$79,523,000

Shares
	Money Market Funds - 0.3%
324,322	Fidelity Institutional Money Market Portfolio	$324,322

	TOTAL SHORT TERM INVESTMENTS (Cost $79,823,664)	$79,847,322

	Total Investments (Cost $181,655,229) - 160.5%	$184,129,010
	Liabilities in Excess of Other Assets - (60.5)%	(69,351,314)
	TOTAL NET ASSETS - 100.0%	$114,777,696

Percentages are stated as a percent of net assets.

	Spectrum Equity Opportunity Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 20.8%
Beverages - 0.4%
1,950	The Coca-Cola Co.	121,095
Biotechnology - 1.5%
2,876	Charles River Laboratories International, Inc. (a)	182,712
1,899	Invitrogen Corp. (a)	184,222
1,289	OSI Pharmaceuticals, Inc. (a)	60,106
		427,040
Commercial Services & Supplies - 0.4%
2,058	FTI Consulting, Inc. (a)	117,306
Communications Equipment - 0.9%
3,092	Nokia OYJ - ADR	121,608
1,284	Research In Motion Ltd. (a)	146,145
		267,753
Computers & Peripherals - 1.0%
851	Apple Computer, Inc. (a)	155,069
2,116	Synaptics, Inc. (a)	117,523
		272,592
Containers & Packaging - 0.4%
2,809	Owens-Illinois, Inc. (a)	126,096
Diversified Consumer Services - 0.4%
1,776	Capella Education Company (a)	125,066
Diversified Telecommunication Services - 0.8%
2,718	Deutsche Telekom AG - ADR (a)	59,932
4,784	France Telecom SA - ADR	181,553
		241,485
Electronic Equipment - 0.2%
1,200	Dolby Laboratories, Inc. (a)	60,288
Electronic Equipment & Instruments - 0.6%
2,023	Rofin-Sinar Technologies, Inc. (a)	184,174
Energy Equipment & Services - 0.2%
438	Transocean Inc New (a)	60,133

Financials - 0.2%
922	Sigma Designs Inc	59,949

Food Products - 0.9%
3,395	Unilever NV - ADR	120,251
3,401	Unilever PLC - ADR	124,102
		244,353
Health Care Equipment & Supplies - 0.6%
1,816	Abaxis, Inc. (a)	60,237
2,017	Idexx Laboratories, Inc. (a)	122,028
		182,265
Health Care Providers & Services - 1.3%
2,315	Air Methods Corp. (a)	121,885
2,733	Express Scripts, Inc. (a)	185,161
601	Medco Health Solutions, Inc. (a)	60,094
		367,140
Hotels Restaurants & Leisure - 0.4%
2,105	McDonald's Corp.	123,079
Household Durables - 0.6%
1,499	Garmin Ltd.	160,918
Insurance - 0.2%
12	Berkshire Hathaway, Inc. (a)	56,280
Internet & Catalog Retail - 1.2%
1,798	Amazon.com, Inc. (a)	162,827
1,643	Priceline.com, Inc. (a)	186,973
		349,800

Internet Software & Services - 1.9%
444	Baidu.com, Inc. - ADR (a)	169,590
217	Google, Inc. (a)	150,381
5,434	VeriSign, Inc. (a)	222,251
		542,222
IT Services - 0.2%
1,646	Iron Mountain, Inc. (a)	60,046
Life Science Tools & Services - 0.6%
2,112	Covance, Inc. (a)	184,441
Machinery - 1.1%
869	AGCO Corp. (a)	59,909
1,419	Axsys Technologies, Inc. (a)	60,024
1,933	Flowserve Corp.	181,876
		301,809
Medical Devices - 1.0%
910	Intuitive Surgical, Inc. (a)	298,189
Medicinal Chemicals And Botanical Products - 0.4%
953	Novo-Nordisk A/S - ADR	121,450
Metal Heat Treating - 0.2%
945	Dynamic Materials Corp. (a)	59,979
Metals & Mining - 0.6%
1	Goldcorp, Inc.	32
9,909	Hecla Mining Co. (a)	116,233
128	Rio Tinto PLC - ADR (a)	59,837
		176,102
Oil & Gas - 0.0%
1	Kinder Morgan Management LLC (a)	49
Pharmaceuticals - 1.3%
6,629	Auxilium Pharmaceuticals, Inc. (a)	185,943
5,952	Perrigo Co.	183,917
		369,860
Wireless Telecommunication Services - 1.3%
1,337	Millicom International Cellular SA (a)	159,477
4,391	OAO Vimpel-Communications - ADR	147,538
2,193	Turkcell Iletisim Hizmetleri AS ADR - ADR (a)	59,957
		366,972
	TOTAL COMMON STOCKS
	(Cost $5,936,840)	$6,027,931

INVESTMENT COMPANIES - 76.4%
18,200	Midcap SPDR Trust Series 1	2,847,208
238,854	Janus Adviser Ser	3,097,930
170,300	Powershares Qqq Trust	8,738,093
28,700	iShares MSCI Emerging Markets Index Fund	4,425,540
204,082	TFS Market Neutral Fund	2,995,918

	TOTAL INVESTMENT COMPANIES
	(Cost $21,913,395)	$22,104,689
Principal
Amount		Value
SHORT TERM INVESTMENTS - 114.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.6%
16,404,000	Federal Home Loan Bank Discount Note,
	3.820%, 12/03/2007	$16,399,120

MONEY MARKET FUNDS - 57.4%
16,608,546	Fidelity Institutional Money Market Portfolio	16,608,546

	TOTAL SHORT TERM INVESTMENTS
	(Cost $33,007,666)	$33,007,666
	Total Investments
	(Cost $60,857,901) - 211.2%	$61,140,286
	Liabilities in Excess of Other Assets - (111.2)%	(32,192,342)
	TOTAL NET ASSETS - 100.0%	$28,947,944

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

	Spectrum Equity Opportunity Fund
	Schedule of Futures Contracts Purchased
	November 30, 2007 (Unaudited)
			Unrealized
Contracts			Appreciation
40	S&P 500 Mini Futures
	Expiring December 2007
	(Underlying Face Amount at Market Value $2,969,500)		$115,870

	Spectrum Equity Opportunity Fund
	Schedule of Equity Swap Contracts
	November 30, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares MSCI Emerging Market Index	9,300	$ 1,434,955	12/3/08	$ 965

Evolution Managed Bond Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.4%
29,680	Aberdeen Asia-Pacific Income Fund	$177,486
34,156	Alliance World Dollar Government Fund II	448,810
20,926	BlackRock Corporate High Yield Fund VI	249,229
15,264	BlackRock Floating Rate Income Strategies Fund	251,398
15,667	BlackRock Preferred Income Strategies Fund	250,672
30,557	Calamos Convertible and High Income Fund	415,575
27,941	Calamos Convertible Opportunities and Income Fund	411,012
15,738	Evergreen Managed Income Fund	250,706
14,872	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	255,352
25,346	iShares Lehman 1-3 Year Treasury Bond Fund	2,091,045
30,962	iShares Lehman 7-10 Year Treasury Bond Fund	2,709,485
28,822	iShares Lehman 20+ Year Treasury Bond Fund	2,719,068
92,713	iShares Lehman Aggregate Bond Fund	9,465,997
7,540	iShares Lehman Treasury Inflation Protected Securities Fund	804,518
18,582	iShares S&P National Municipal Bond Fund	1,892,019
29,191	MFS Charter Income Trust	242,285
39,220	MFS Intermediate Income Trust	241,988
20,890	Neuberger Berman Income Opportunity Fund	255,694
31,685	Nicholas Applegate Convertible & Income Fund II	412,539
9,936	Nuveen Multi-Currency Short-Term Government Income Fund	179,742
35,722	Nuveen Multi-Strategy Income and Growth Fund	402,587
39,863	Putnam Premier Income Trust	248,347
32,547	Templeton Emerging Markets Income Fund	441,012
19,031	Templeton Global Income Fund	178,320
146,882	Vanguard Total Bond Market ETF	11,359,854
23,639	Western Asset Emerging Markets Debt Fund	419,592
14,221	Western Asset Emerging Markets Income Fund II	179,896
25,329	Western Asset High Income Fund II	254,303
20,537	Western Asset/Claymore US Treasury Inflation-Linked Opportunities & Income Fund	244,390
	TOTAL INVESTMENT COMPANIES (Cost $36,457,164)	$37,452,921
Face
Amount
	SHORT TERM INVESTMENTS - 1.8%
	U.S. Government Agency Obligations - 0.8%
$300,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007	$300,000

Shares
	Money Market Funds - 1.0%
364,198	Fidelity Institutional Money Market Portfolio	$364,198

	TOTAL SHORT TERM INVESTMENTS (Cost $664,109)	$664,198

	Total Investments (Cost $37,121,273) - 100.2%	$38,117,119
	Liabilities in Excess of Other Assets - (0.2)%	(71,616)
	TOTAL NET ASSETS - 100.0%	$38,045,503

Percentages are stated as a percent of net assets.

Evolution All-Cap Equity Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.8%
	Aerospace & Defense - 1.8%
4,590	BE Aerospace, Inc. (a)	$215,730
851	Ceradyne, Inc. (a)	42,073
327	DRS Technologies, Inc. (a)	19,362
572	Esterline Technologies Corp. (a)	29,870
2,371	Honeywell International, Inc.	134,246
255	Northrop Grumman Corp. (a)	20,091
1,868	Precision Castparts Corp.	275,231
2,001	Rockwell Collins, Inc.	144,312
6,005	Spirit Aerosystems Holdings, Inc. (a)	209,875
		1,090,790
	Air Freight & Logistics - 0.8%
946	FedEx Corp.	93,153
4,483	Forward Air Corp.	145,115
2,607	Ryanair Holdings PLC - ADR (a)	105,766
2,011	United Parcel Service, Inc. - Class B	148,170
		492,204
	Airlines - 0.8%
9,322	Skywest, Inc.	245,262
5,237	UAL Corp. (a)	214,403
		459,665
	Auto Components - 0.3%
3,712	Johnson Controls, Inc.	143,358
963	Modine Manufacturing Co. (a)	19,587
		162,945
	Beverages - 0.4%
2,300	Coca-Cola Femsa SA de CV - ADR	104,259
1,926	PepsiCo, Inc.	148,649
		252,908
	Biotechnology - 1.3%
5,048	Amgen, Inc. (a)	278,902
1,255	Biogen Idec, Inc. (a)	93,021
3,390	Celgene Corp. (a)	208,654
2,959	Cephalon, Inc. (a)	221,688
		802,265
	Building Products - 0.4%
11,008	Apogee Enterprises, Inc.	244,598

	Capital Markets - 1.0%
1,523	Deutsche Bank AG	200,655
2,942	Morgan Stanley	155,102
7,974	SEI Investments Co.	247,354
		603,111
	Chemicals - 1.3%
296	Cytec Industries, Inc. (a)	18,157
1,972	E.I. du Pont de Nemours & Co.	91,008
781	HB Fuller Co. (a)	19,751
2,494	Monsanto Co.	247,829
968	Olin Corp. (a)	20,270
1,328	PPG Industries, Inc.	91,154
3,704	Praxair, Inc.	316,247
		804,416

	Commercial Banks - 2.4%
6,345	Banco Bradesco SA - ADR	203,992
2,381	Banco Itau Holding Financeira SA	65,572
10,294	BanColombia SA	380,878
8,056	First Commonwealth Financial Corp.	93,772
3,551	ICICI Bank Ltd. - ADR	214,871
3,558	Regions Financial Corp.	94,038
2,083	Unibanco - Uniao de Bancos Brasileiros SA - ADR	311,867
2,220	Wachovia Corp.	95,460
		1,460,450
	Commercial Services & Supplies - 1.8%
1,855	Apollo Group, Inc. (a)	141,945
2,447	Bright Horizons Family Solutions, Inc. (a)	92,472
1,480	The Brink's Co.	94,690
2,616	ITT Educational Services, Inc. (a)	295,974
3,332	Pre-Paid Legal Services, Inc. (a)	166,633
8,252	Rollins, Inc.	242,939
653	Watson Wyatt Worldwide, Inc. - Class A (a)	30,071
		1,064,724
	Communications Equipment - 4.1%
14,981	Arris Group, Inc. (a)	156,252
9,501	Cisco Systems, Inc. (a)	266,218
4,240	Comtech Telecommunications Corp. (a)	210,558
5,617	Corning, Inc.	136,437
4,271	Harris Corp.	268,091
4,680	Juniper Networks, Inc. (a)	139,089
9,517	Nokia OYJ - ADR	374,304
9,359	QUALCOMM, Inc.	381,660
1,731	Research In Motion Ltd. (a)	197,022
11,982	Telefonaktiebolaget LM Ericsson ADR	293,080
		2,422,711
	Computers & Peripherals - 1.8%
3,002	Apple Computer, Inc. (a)	547,025
7,293	EMC Corp. (a)	140,536
1,071	International Business Machines Corp.	112,648
8,794	Western Digital Corp. (a)	242,978
		1,043,187
	Construction & Engineering - 0.7%
3,478	EMCOR Group, Inc. (a)	92,654
1,435	Foster Wheeler Ltd (a)	213,815
1,119	Jacobs Engineering Group, Inc. (a)	93,739
		400,208
	Consumer Finance - 0.2%
3,757	SLM Corp.	143,067

	Diversified Financial Services - 0.0%
930	Financial Federal Corp. (a)	20,544

	Diversified Telecommunication Services - 0.4%
717	CenturyTel, Inc. (a)	30,566
6,991	Citizens Communications Co.	90,743
2,856	Compania Anonima Nacionl Tel - ADR	42,126
2,779	NeuStar, Inc. - Class A (a)	88,289
		251,724
	Electric Utilities - 2.5%
1,689	Ameren Corp.	90,953
2,062	CH Energy Group, Inc.	91,388
19,979	Companhia Paranaense de Energia-Copel - ADR	310,274
3,709	Consolidated Edison, Inc.	179,701
3,106	Great Plains Energy, Inc.	92,186
6,940	Huaneng Power International, Inc. - ADR	297,726
2,976	Korea Electric Power Corp. - ADR (a)	62,734
2,128	Pinnacle West Capital Corp.	91,206
1,870	Progress Energy, Inc.	91,293
2,414	The Southern Co.	90,815
3,487	Westar Energy, Inc.	90,348
		1,488,624

	Electrical Equipment - 3.0%
300	Anixter International, Inc. (a)	19,350
684	Avnet, Inc. (a)	23,598
2,858	Cooper Industries Ltd.	143,529
889	First Solar, Inc. (a)	210,826
2,120	Flir Systems, Inc. (a)	145,708
14,293	LoJack Corp. (a)	250,270
8,965	Molex, Inc.	247,075
3,128	Park Electrochemical Corp.	92,120
3,768	Suntech Power Holdings Co., Ltd - ADR (a)	298,313
4,837	Woodward Governor Co.	331,528
		1,762,317
	Electronic Equipment & Instruments - 1.5%
5,744	Amphenol Corp. - Class A	249,002
4,973	LG.Philips LCD Company Ltd. - ADR (a)	139,642
707	MTS Systems Corp. (a)	28,980
1,688	Sunpower Corp. (a)	210,055
6,720	Trimble Navigation Ltd. (a)	249,110
		876,789
	Energy Equipment & Services - 4.3%
1,367	Cameron International Corp. (a)	127,445
6,317	Dril-Quip, Inc. (a)	356,405
1,863	Grant Prideco, Inc. (a)	89,610
2,639	Helmerich & Payne, Inc.	91,177
1,695	Lufkin Industries, Inc.	88,157
3,365	Nabors Industries Ltd. (a)	90,519
3,931	National-Oilwell, Inc. (a)	267,898
9,701	Noble Corp.	505,713
6,410	Pride International, Inc. (a)	211,338
6,415	Tenaris SA - ADR	302,660
2,605	Transocean, Inc. (a)	357,606
2,042	Unit Corp. (a)	91,318
		2,579,846
	Financial Services - 0.4%
4,856	NASDAQ Stock Market, Inc. (a)	210,556

	Food & Staples Retailing - 0.9%
2,518	BJ's Wholesale Club, Inc. (a)	94,299
1,078	The Kroger Co. (a)	30,993
1,692	Longs Drug Stores Corp.	89,541
3,386	Performance Food Group Co. (a)	93,758
4,995	Wal-Mart Stores, Inc.	239,260
		547,851
	Food Products - 0.5%
3,978	Flowers Foods, Inc.	92,409
1,764	Unilever NV - ADR	62,481
1,251	Wimm Bill Dann Foods - ADR	143,327
		298,217
	Gas Utilities - 0.8%
3,477	Atmos Energy Corp.	91,063
2,640	The Laclede Group, Inc.	90,843
1,791	New Jersey Resources Corp.	90,356
4,969	NiSource, Inc.	91,976
2,416	South Jersey Industries, Inc.	89,150
		453,388
	Health Care Equipment & Supplies - 2.7%
1,083	C.R. Bard, Inc.	91,546
1,565	Haemonetics Corp. (a)	90,786
5,173	Hologic, Inc. (a)	343,435
7,466	Immucor, Inc. (a)	247,647
3,611	Mindray Medical International Ltd - ADR	146,246
3,636	Stryker Corp.	264,083
8,017	Varian Medical Systems, Inc. (a)	400,529
		1,584,272

	Health Care Providers & Services - 1.5%
1,027	CIGNA Corp.	55,057
957	Community Health Systems, Inc. (a)	31,983
2,071	Express Scripts, Inc. (a)	140,310
395	Humana, Inc. (a)	30,427
731	Laboratory Corp of America Holdings (a)	53,122
458	Manor Care, Inc. (a)	29,596
1,956	McKesson Corp.	130,524
2,807	Patterson Companies, Inc. (a)	90,329
5,820	Pharmaceutical Product Development, Inc.	246,419
824	Res-Care, Inc. (a)	18,771
1,085	Wellpoint, Inc. (a)	91,368
		917,906
	Hotels Restaurants & Leisure - 0.7%
1,004	Jack in the Box, Inc. (a)	30,070
1,654	Wynn Resorts Ltd	209,959
3,963	Yum! Brands, Inc.	147,225
387,254
	Household Durables - 1.5%
1,303	Desarrolladora Homex SA de CV - ADR (a)	64,069
8,872	Furniture Brands International, Inc.	89,873
12,379	Koninklijke Philips Electronics NV - ADR	515,090
3,898	Sony Corp. - ADR	210,375
		879,407
	Household Products - 0.2%
1,839	Colgate-Palmolive Co.	147,267

	Industrial Conglomerates - 0.4%
1,378	3M Co.	114,732
2,125	Textron, Inc.	146,731
		261,463
	Insurance - 1.8%
745	ACE Ltd.	44,573
7,668	Aegon NV - ADR	136,260
8,221	American Financial Group, Inc.	240,218
3,510	Arthur J. Gallagher & Co.	92,243
2,985	China Life Insurance Company Ltd. - ADR	246,531
192	Everest Re Group Ltd. (a)	20,147
6,020	Fidelity National Title Group, Inc. - Class A	94,032
3,339	XL Capital Ltd. - Class A	195,432
		1,069,436
	Internet & Catalog Retail - 1.0%
3,971	Amazon.com, Inc. (a)	359,614
7,457	eBay, Inc. (a)	250,033
		609,647
	Internet Software & Services - 2.1%
5,623	Akamai Technologies, Inc. (a)	214,011
1,003	Baidu.com, Inc. - ADR (a)	383,106
6,102	Bankrate, Inc. (a)	238,832
196	Google, Inc. (a)	135,828
5,697	j2 Global Communications, Inc. (a)	138,551
484	VeriSign, Inc. (a)	19,796
8,437	Websense, Inc. (a)	137,861
		1,267,985
	IT Services - 0.6%
4,670	Cognizant Technology Solutions Corp. (a)	145,237
558	Computer Sciences Corp. (a)	29,474
1,771	CSG Systems International, Inc. (a)	29,345
355	DST Systems, Inc. (a)	30,086
572	Fiserv, Inc. (a)	29,361
2,533	Infosys Technologies Ltd - ADR	106,766
		370,269
	Leisure Equipment & Products - 0.4%
1,513	Arctic Cat, Inc. (a)	16,144
4,673	Fujifilm Holdings Corp. - ADR	205,799
775	Jakks Pacific, Inc. (a)	19,561
		241,504

Life Sciences Tools & Services - 0.2%
1,613	Ventana Medical Systems (a)	143,267

	Machinery - 5.6%
7,806	ASV, Inc. (a)	91,018
7,498	Barnes Group, Inc.	232,138
498	Cascade Corp. (a)	30,044
6,712	Caterpillar, Inc.	482,593
2,323	CNH Global N V	142,470
2,897	Danaher Corp.	251,518
5,333	Dover Corp.	246,811
3,792	Eaton Corp.	338,663
10,746	Graco, Inc.	400,181
2,763	Ingersoll-Rand Company Ltd. - Class A	142,681
221	Kennametal, Inc. (a)	17,249
1,339	Lincoln Electric Holdings, Inc.	93,422
8,972	The Manitowoc Company, Inc.	393,422
473	Paccar, Inc.	23,939
4,262	Parker Hannifin Corp.	338,531
2,298	Reliance Steel & Aluminum Co.	118,554
532	Timken Co. (a)	16,965
		3,360,199
	Media - 1.5%
8,772	Discovery Holding Co. (a)	214,563
5,564	Entercom Communications Corp.	90,638
2,487	Gannett Co., Inc.	91,397
12,483	Grupo Televisa SA - ADR	301,714
1,640	Meredith Corp.	90,282
835	Scholastic Corp. (a)	29,425
2,219	Tribune Co.	68,878
		886,897
	Medical Devices - 0.2%
442	Intuitive Surgical, Inc. (a)	144,835

	Medical Instruments - 0.2%
1,407	Zimmer Holdings, Inc. (a)	91,075

	Metals & Mining - 3.2%
6,050	Aluminum Corporation of China Ltd. - ADR	342,309
4,507	AngloGold Ashanti Ltd. - ADR	219,806
1,903	BHP Billiton Ltd. - ADR	144,305
1,379	Companhia Siderurgica Nacional SA - ADR	106,059
247	Freeport-McMoRan Copper & Gold, Inc.	24,436
12,474	Gold Fields Ltd. - ADR	205,197
20,185	Harmony Gold Mining Co. Ltd. - ADR (a)	210,731
935	Nucor Corp.	55,361
1,767	POSCO - ADR (a)	278,956
135	Rio Tinto PLC - ADR	63,110
8,349	Sterlite Industries India Ltd - ADR (a)	219,579
305	United States Steel Corp. (a)	29,799
		1,899,648
	Multiline Retail - 0.2%
2,637	Kohl's Corp. (a)	129,951

	Multi-Utilities - 0.7%
1,319	Constellation Energy Group, Inc.	132,177
4,607	Duke Energy Corp.	91,172
377	Energen Corp.	24,030
719	Energy East Corp. (a)	19,873
1,787	Integrys Energy Group, Inc.	91,155
3,103	Vectren Corp.	91,104
		449,511
	Oil & Gas - 0.4%
5,229	Range Resources Corp.	212,716

	Oil, Gas & Consumable Fuels - 2.1%
3,179	Chevron Corp.	279,021
1,157	ConocoPhillips	92,606
1,300	Exxon Mobil Corp.	115,908
2,083	Marathon Oil Corp.	116,440
426	Occidental Petroleum Corp. (a)	29,722
602	Overseas Shipholding Group, Inc.	43,103
1,082	Petroleo Brasileiro SA - ADR	104,197
1,946	Sunoco, Inc.	130,577
1,421	Valero Energy Corp.	92,464
3,881	XTO Energy, Inc.	239,923
		1,243,961
	Paper & Forest Products - 0.5%
3,996	Aracruz Celulose SA	306,173

	Personal Products - 1.2%
5,995	The Estee Lauder Companies, Inc.	269,056
1,029	NBTY, Inc. (a)	30,736
9,765	USANA Health Sciences, Inc. (a)	407,005
		706,797
	Pharmaceuticals - 1.6%
2,727	Bradley Pharmaceuticals, Inc. (a)	53,695
1,219	Genzyme Corp. (a)	91,340
3,872	Pfizer, Inc.	91,999
5,030	Shire Pharmaceuticals PLC - ADR	356,878
7,672	Teva Pharmaceutical Industries Ltd. - ADR	342,401
		936,313
	Real Estate Investment Trusts - 0.5%
3,791	Cousins Properties, Inc.	90,112
3,910	Equity One, Inc.	92,550
3,746	National Retail Properties, Inc.	91,739
		274,401
	Retail - Food - 0.4%
6,901	Schering Plough Corporation	216,001

	Retail - Miscellaneous - 0.1%
1,095	Insight Enterprises, Inc. (a)	21,692

	Road & Rail - 0.7%
359	Burlington Northern Santa Fe Corp. (a)	29,984
10,957	Old Dominion Freight Line, Inc. (a)	246,861
1,275	Union Pacific Corp.	160,828
		437,673
	Semiconductor & Semiconductor Equipment - 3.9%
6,817	Altera Corp.	128,023
13,005	ASML Holding NV - ADR	451,924
12,880	Diodes, Inc. (a)	378,930
8,478	Intevac, Inc. (a)	133,104
2,541	Ja Solar Holdings Co Ltd - ADR (a)	150,783
4,034	Lam Research Corp. (a)	184,959
5,240	LDK Solar Co Ltd - ADR (a)	154,842
4,411	Linear Technology Corp.	134,359
3,518	MEMC Electronic Materials, Inc. (a)	272,926
4,866	NVIDIA Corp. (a)	153,474
6,429	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	63,776
3,231	Varian Semiconductor Equipment Associates, Inc. (a)	134,119
		2,341,219

	Software - 5.9%
11,887	Autodesk, Inc. (a)	559,759
4,917	Blackbaud, Inc.	139,938
1,707	Business Objects SA - ADR (a)	103,751
15,332	Cadence Design Systems, Inc. (a)	254,511
2,345	Factset Research Systems, Inc.	146,985
7,501	Informatica Corp. (a)	128,642
3,408	MICRO Systems, Inc. (a)	245,853
6,273	Microsoft Corp.	210,773
14,225	Oracle Corp. (a)	287,060
9,520	Quality Systems, Inc.	281,697
10,551	Red Hat, Inc. (a)	211,231
3,835	Salesforce.com, Inc. (a)	217,560
8,638	SAP AG - ADR	442,438
6,527	SPSS, Inc. (a)	235,886
1,166	Sybase, Inc. (a)	29,896
		3,495,980
	Specialty Retail - 0.7%
1,843	Abercrombie & Fitch Co. - Class A	151,200
1,091	American Eagle Outfitters, Inc.	24,973
272	Autozone, Inc. (a)	30,363
4,081	CarMax, Inc. (a)	93,333
2,006	The Cato Corp. (a)	30,210
2,799	O'Reilly Automotive, Inc. (a)	91,975
		422,054
	Textiles, Apparel & Luxury Goods - 1.5%
8,423	Coach, Inc. (a)	312,830
9,669	Crocs, Inc. (a)	377,381
2,011	Nike, Inc. - Class B	132,022
3,955	Skechers U.S.A., Inc. (a)	89,581
		911,814
	Thrifts & Mortgage Finance - 0.2%
5,040	New York Community Bancorp, Inc.	93,794

	Trading Companies & Distributors - 0.4%
3,004	Applied Industrial Technologies, Inc.	90,751
1,601	W.W. Grainger, Inc.	141,368
		232,119
	Water Utilities - 0.2%
2,831	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	140,106

	Wireless Telecommunication Services - 2.4%
1,739	America Movil SA de CV, Series L - ADR	107,227
4,653	American Tower Corp. - Class A (a)	211,898
1,567	China Mobile Hong Kong Ltd. - ADR	143,631
6,260	Leap Wireless International, Inc. (a)	217,284
4,921	Mobile TeleSystems - ADR (a)	446,335
2,000	SK Telecom Co. Ltd. - ADR (a)	63,340
3,053	Vimpel-Communications - ADR	102,581
3,804	Vodafone Group PLC - ADR	141,699
		1,433,995

	TOTAL COMMON STOCKS (Cost $45,829,162)	$48,205,706

	INVESTMENT COMPANIES - 14.1%
19,434	iShares MSCI Emerging Markets Index Fund	2,996,723
16,475	iShares Russell Microcap Index Fund	876,635
12,447	ishares S&P Europe 350 Index Fund	1,498,793
12,091	iShares S&P Latin America 40 Index Fund	3,037,017
	TOTAL INVESTMENT COMPANIES (Cost $8,120,057)	$8,409,168

	Face
	Amount
		SHORT TERM INVESTMENTS - 12.9%
		U.S. Government Agency Obligations - 12.4%
	7,402,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007	$7,402,000

	Shares
		Money Market Funds - 0.5%
	$305,136	Fidelity Institutional Money Market Portfolio	$305,136

		TOTAL SHORT TERM INVESTMENTS (Cost $7,704,934)	$7,707,136

		Total Investments (Cost $61,654,153) - 107.8%	$64,322,010
		Liabilities in Excess of Other Assets - (7.8)%	(4,664,066)
		TOTAL NET ASSETS - 100.0%	$59,657,944

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing

	Evolution Large Cap Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 74.2%
Aerospace & Defense - 0.4%
3,351	Honeywell International, Inc.	$189,734
778	Rockwell Collins, Inc.	56,109
		245,843
Air Freight & Logistics - 0.4%
935	FedEx Corp.	92,070
1,402	Ryanair Holdings PLC - ADR (a)	56,879
1,227	United Parcel Service, Inc. - Class B	90,405
		239,354
Airlines - 1.1%
2,016	Copa Holdings Sa	72,838
13,858	Delta Air Lines Inc Del (a)	273,834
14,628	Northwest Airls Corp. (a)	265,937
		612,609
Auto Components - 0.8%
9,142	The Goodyear Tire & Rubber Co. (a)	262,832
5,348	Johnson Controls, Inc.	206,540
		469,372
Automobiles - 0.3%
1,723	Harley-Davidson, Inc.	82,738
904	Toyota Motor Corp. - ADR (a)	101,836
		184,574
Beverages - 0.6%
1,234	Coca-Cola Femsa SA de CV - ADR	55,937
5,848	Hansen Natural Corp. (a)	253,862
		309,799
Biotechnology - 0.8%
4,351	Amgen, Inc. (a)	240,393
169	Biogen Idec, Inc. (a)	12,526
196	Celgene Corp. (a)	12,064
2,630	Cephalon, Inc. (a)	197,039
		462,022
Capital Markets - 0.9%
551	Allied Capital Corp.	13,406
728	Deutsche Bank AG	95,914
6,814	E*Trade Financial Corp. (a)	31,344
1,134	Federated Investors, Inc.	46,256
4,825	Morgan Stanley	254,374
1,920	SEI Investments Co.	59,558
		500,852
Chemicals - 1.4%
2,097	Albemarle Corp.	92,561
1,952	E.I. du Pont de Nemours & Co.	90,085
2,458	Monsanto Co.	244,251
1,315	PPG Industries, Inc.	90,262
2,428	Praxair, Inc.	207,303
1,181	Sigma-Aldrich Corp.	62,180
		786,642
Commercial Banks - 1.5%
3,084	Banco Bradesco SA	99,151
1,778	Banco Itau Holding Financeira SA	48,966
4,753	Banco Santander Central Hispano SA - ADR	101,809
4,588	BanColombia SA	169,756
430	BB&T Corp.	15,514
1,218	HSBC Holdings PLC - ADR	104,139
10,474	Mitsubishi Ufj Finl Group, Inc. - ADR (a)	102,541
687	National City Corp.	13,575
541	Regions Financial Corp.	14,299
1,007	Uniao de Bancos Brasileiros SA	150,768
326	Wachovia Corp.	14,018
		834,536

Commercial Services & Supplies - 0.6%
2,682	Apollo Group, Inc. (a)	205,227
200	The Brink's Co.	12,796
509	Dun & Bradstreet Corp.	45,418
331	Equifax, Inc.	12,323
405	ITT Educational Services, Inc. (a)	45,822
		321,586
Communications Equipment - 3.3%
6,534	Cisco Systems, Inc. (a)	183,083
18,096	Corning, Inc.	439,552
3,828	Harris Corp.	240,284
4,210	Nokia OYJ - ADR	165,579
16,391	QUALCOMM, Inc.	668,425
5,794	Telefonaktiebolaget LM Ericsson - ADR	141,721
		1,838,644
Computers & Peripherals - 3.4%
265	Apple Computer, Inc. (a)	48,288
6,401	Apple Computer, Inc. (a)	1,166,390
10,579	EMC Corp. (a)	203,857
1,762	Hewlett-Packard Co.	90,144
1,480	International Business Machines Corp.	155,667
8,560	Western Digital Corp. (a)	236,513
		1,900,859
Construction & Engineering - 1.2%
3,163	Foster Wheeler Ltd (a)	471,287
151	Jacobs Engineering Group, Inc. (a)	12,649
4,062	McDermott International, Inc. (a)	212,443
		696,379
Construction Materials - 0.5%
6,739	Eagle Materials, Inc.	262,754
Consumer Finance - 0.4%
5,501	SLM Corp.	209,478
Diversified Financial Services - 1.2%
2,646	ING Groep NV - ADR	102,612
3,420	IntercontinentalExchange, Inc. (a)	571,003
98	Nymex Holdings, Inc.	12,206
		685,821
Diversified Telecommunication Services - 0.3%
3,028	Compania Anonima Nacionl Tel - ADR	44,663
375	NeuStar, Inc. - Class A (a)	11,914
1,008	Telefonica SA - ADR	101,475
321	Verizon Communications, Inc.	13,871
		171,923
Electric Utilities - 0.9%
266	Ameren Corp.	14,324
9,455	Companhia Paranaense de Energia-Copel	146,836
2,131	Consolidated Edison, Inc.	103,247
470	Great Plains Energy, Inc.	13,950
3,349	Huaneng Power International, Inc. - ADR	143,672
2,120	Korea Electric Power Corp. - ADR (a)	44,689
331	Pinnacle West Capital Corp.	14,187
296	Progress Energy, Inc.	14,451
589	Puget Energy, Inc.	16,533
384	The Southern Co.	14,446
		526,335
Electrical Equipment - 2.0%
1,640	Arrow Electronics, Inc. (a)	60,696
8,224	Avnet, Inc. (a)	283,728
864	First Solar, Inc. (a)	204,898
2,745	General Cable Corp. (a)	204,173
8,711	Molex, Inc.	240,075
1,826	Suntech Power Holdings Co., Ltd - ADR (a)	144,565
		1,138,135
Electronic Equipment & Instruments - 2.8%
5,567	Amphenol Corp. - Class A	241,329
1,148	Avnet, Inc. (a)	39,606
14,756	Dolby Laboratories, Inc. (a)	741,341
2,275	LG.Philips LCD Company Ltd. - ADR (a)	63,882
2,074	Sunpower Corp. (a)	258,089
6,543	Trimble Navigation Ltd. (a)	242,549
		1,586,796

Energy Equipment & Services - 4.3%
1,932	Cameron International Corp. (a)	180,121
1,841	Grant Prideco, Inc. (a)	88,552
2,613	Helmerich & Payne, Inc.	90,279
3,337	Nabors Industries Ltd. (a)	89,765
5,621	National-Oilwell, Inc. (a)	383,071
7,464	Noble Corp.	389,098
13,312	Patterson-UTI Energy, Inc.	250,931
9,802	Reliant Energy, Inc. (a)	255,244
3,084	Tenaris SA - ADR	145,503
1,514	Transocean Inc New (a)	207,887
7,594	Unit Corp. (a)	339,604
		2,420,055
Food & Staples Retailing - 0.0%
337	BJ's Wholesale Club, Inc. (a)	12,621
Food Products - 0.2%
247	The J.M. Smucker Co.	12,135
1,187	Unilever NV - ADR	42,044
571	Wimm Bill Dann Foods Ojsc - ADR	65,419
		119,598
Gas Utilities - 0.1%
520	Atmos Energy Corp.	13,619
780	NiSource, Inc.	14,438
		28,057
Health Care Equipment & Supplies - 0.7%
146	C.R. Bard, Inc.	12,341
765	Kinetic Concepts, Inc. (a)	44,860
1,657	Mindray Medical Intl Ltd - ADR	67,108
4,836	Varian Medical Systems, Inc. (a)	241,607
		365,916
Health Care Providers & Services - 1.1%
1,312	CIGNA Corp.	70,336
1,776	Laboratory Corp Of America Holdings (a)	129,062
2,765	McKesson Corp.	184,508
382	Patterson Cos, Inc. (a)	12,293
5,688	Pharmaceutical Product Development, Inc.	240,830
		637,029
Hotels Restaurants & Leisure - 0.5%
1,306	Choice Hotels International, Inc.	45,253
3,002	MGM Mirage (a)	259,673
		304,926
Household Durables - 2.1%
903	Desarrolladora Homex SA de CV - ADR (a)	44,400
2,068	Fortune Brands, Inc.	158,512
6,819	Garmin Ltd.	732,020
3,496	Koninklijke Philips Electronics NV - ADR	145,469
1,750	The Stanley Works	91,262
		1,171,663
Household Products - 0.2%
561	Colgate-Palmolive Co.	44,925
833	The Procter & Gamble Co.	61,642
		106,567
Industrial Conglomerates - 0.7%
1,897	3M Co.	157,944
3,059	Textron, Inc.	211,224
		369,168
Insurance - 2.4%
1,174	ACE Ltd.	70,240
2,762	Aegon NV - ADR	49,081
524	Arthur J. Gallagher & Co.	13,771
8,373	Axis Capital Holdings Ltd	319,346
2,548	Brown & Brown, Inc.	62,681
1,485	China Life Insurance Company Ltd. - ADR	122,646
954	Fidelity National Title Group, Inc. - Class A	14,901
7,681	Philadelphia Consolidated Holding Corp. (a)	327,057
998	Torchmark Corp.	61,557
4,915	Xl Cap Ltd	287,675
		1,328,955

Internet & Catalog Retail - 1.7%
5,236	Amazon.com, Inc. (a)	474,172
7,192	eBay, Inc. (a)	241,148
7,963	Expedia, Inc. (a)	259,594
		974,914
Internet Software & Services - 1.6%
445	Baidu.com, Inc. - ADR (a)	169,972
1,089	Google, Inc. (a)	754,677
		924,649
IT Services - 1.3%
1,425	Cognizant Technology Solutions Corp. (a)	44,318
1,361	Infosys Technologies Ltd - ADR	57,366
2,708	Mastercard, Inc.	543,360
2,137	Total System Services, Inc.	59,921
		704,965
Machinery - 4.0%
4,627	Caterpillar, Inc.	332,681
1,057	Cnh Global N V	64,826
2,800	Danaher Corp.	243,096
5,175	Dover Corp.	239,499
3,745	Eaton Corp.	334,466
7,692	Graco, Inc.	286,450
4,016	Ingersoll-Rand Company Ltd. - Class A	207,386
179	Lincoln Electric Holdings, Inc.	12,489
5,207	Parker Hannifin Corp.	413,592
1,795	Reliance Steel & Aluminum Co.	92,604
193	Terex Corp. (a)	12,439
		2,239,528
Media - 0.5%
282	The E.W. Scripps Company	12,253
6,028	Grupo Televisa SA - ADR	145,697
1,636	Meredith Corp.	90,062
631	Regal Entertainment Group	12,487
		260,499
Metals & Mining - 4.4%
10,659	AK Steel Holding Corp. (a)	475,072
2,462	Alcoa, Inc.	89,543
2,766	Aluminum Corporation of China Ltd. - ADR	156,500
868	BHP Billiton Ltd. - ADR	65,821
2,918	Cleveland-Cliffs, Inc.	263,204
745	Companhia Siderurgica Nacional SA - ADR	57,298
3,777	Freeport-McMoRan Copper & Gold, Inc.	373,659
1,430	Nucor Corp.	84,670
707	POSCO - ADR (a)	111,614
103	Rio Tinto PLC - ADR	48,150
4,999	Southern Copper Corp.	553,139
4,056	Sterlite Inds India Ltd - ADR (a)	106,673
829	United States Steel Corp.	80,993
		2,466,336
Multiline Retail - 0.3%
3,727	Kohl's Corp. (a)	183,667
Multi-Utilities - 0.5%
1,865	Constellation Energy Group, Inc.	186,892
728	Duke Energy Corp.	14,407
1,772	Integrys Energy Group, Inc.	90,390
490	Vectren Corp.	14,386
		306,075
Multi-Utilities & Unregulated Power - 0.5%
3,980	Energen Corp.	253,685
Oil, Gas & Consumable Fuels - 5.0%
1,408	BP PLC - ADR	102,418
7,400	Cabot Oil & Gas Corp.	254,708
4,217	Chevron Corp.	370,126
1,141	ConocoPhillips	91,326
1,437	ENI SpA - ADR	102,832
1,790	Exxon Mobil Corp.	159,596
3,681	Frontier Oil Corp.	162,700
2,414	Holly Corp.	116,958
2,867	Marathon Oil Corp.	160,265
2,941	Occidental Petroleum Corp.	205,194
948	Overseas Shipholding Group, Inc.	67,877
528	PetroChina Company Ltd. - ADR	101,239
1,634	Petroleo Brasileiro SA - ADR	157,354

1,268	Royal Dutch Shell PLC - ADR	103,253
2,751	Sunoco, Inc.	184,592
1,266	Total SA - ADR	102,445
1,412	Valero Energy Corp.	91,879
4,106	XTO Energy, Inc.	253,833
		2,788,595
Paper & Forest Products - 0.3%
1,923	Aracruz Celulose SA	147,340
Personal Products - 0.1%
1,566	The Estee Lauder Companies, Inc.	70,282
Pharmaceuticals - 1.5%
2,170	AstraZeneca PLC - ADR	102,815
165	Genzyme Corp. (a)	12,363
1,956	GlaxoSmithKline PLC - ADR	103,042
2,976	Johnson & Johnson	201,594
1,778	Novartis AG - ADR	100,493
572	Pfizer, Inc.	13,591
2,194	Sanofi-Aventis - ADR	104,127
920	Shire Pharmaceuticals PLC - ADR	65,274
3,481	Teva Pharmaceutical Industries Ltd. - ADR	155,357
		858,656
Phosphatic Fertilizers - 0.5%
3,771	Mosaic Co. (a)	260,765
Real Estate Investment Trusts - 0.5%
2,639	Boston Properties, Inc.	259,730
360	Equity Residential	13,396
341	Plum Creek Timber Co Inc.	15,812
		288,938
Road & Rail - 0.5%
1,773	Norfolk Southern Corp.	90,795
1,465	Union Pacific Corp.	184,795
		275,590
Semiconductor & Semiconductor Equipment - 5.9%
9,635	Altera Corp.	180,945
6,172	Asml Holding N V - ADR	214,477
1,172	Ja Solar Holdings Co Ltd - ADR (a)	69,547
10,751	Lam Research Corp. (a)	492,933
2,401	Ldk Solar Co Ltd - ADR (a)	70,950
14,117	Linear Technology Corp.	430,004
9,095	MEMC Electronic Materials, Inc. (a)	705,590
2,156	Microchip Technology, Inc.	62,071
27,394	NVIDIA Corp. (a)	864,007
4,524	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	44,878
4,567	Varian Semiconductor Equipment Associates, Inc. (a)	189,576
		3,324,978
Software - 3.7%
14,305	Autodesk, Inc. (a)	673,623
913	Business Objects SA - ADR (a)	55,492
14,598	Cadence Design Systems, Inc. (a)	242,327
715	Factset Research Systems, Inc.	44,816
5,475	Microsoft Corp.	183,960
33,755	Oracle Corp. (a)	681,176
4,082	SAP AG - ADR	209,080
		2,090,474
Specialty Retail - 1.3%
562	Abercrombie & Fitch Co. - Class A	46,106
11,517	American Eagle Outfitters, Inc.	263,624
554	CarMax, Inc. (a)	12,670
510	Lowe's Cos., Inc.	12,449
717	Office Depot, Inc. (a)	12,289
378	O'Reilly Automotive, Inc. (a)	12,421
14,001	RadioShack Corp.	259,019
2,671	Staples, Inc.	63,303
942	Weight Watchers International, Inc.	44,981
		726,862

Textiles, Apparel & Luxury Goods - 1.5%
5,139	Coach, Inc. (a)	190,863
11,946	Crocs, Inc. (a)	466,252
2,842	Nike, Inc. - Class B	186,577
		843,692
Thrifts & Mortgage Finance - 0.0%
735	New York Community Bancorp, Inc.	13,678

Trading Companies & Distributors - 0.1%
1,875	MSC Industrial Direct Co., Inc. - Class A	81,037

Water Utilities - 0.1%
1,296	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	64,139
Wireless Telecommunication Services - 1.3%
929	America Movil SA de CV, Series L - ADR	57,282
1,833	China Mobile Hong Kong Ltd. - ADR	168,013
2,337	Mobile TeleSystems - ADR (a)	211,966
1,644	OAO Vimpel-Communications - ADR	55,238
1,442	SK Telecom Co. Ltd. - ADR (a)	45,668
152	United States Cellular Corp. (a)	12,464
4,424	Vodafone Group PLC - ADR	164,794
		715,425

	TOTAL COMMON STOCKS (Cost $38,143,191)	$41,713,637

INVESTMENT COMPANIES - 11.8%
10,907	DIAMONDS Trust, Series I	1,460,338
35,312	iShares Russell 1000 Growth Index Fund	2,164,626
23,671	iShares S&P 500 Growth Index Fund	1,656,023
63,571	PowerShares International Dividend Achievers Portfolio	1,347,070
		6,628,057

	TOTAL INVESTMENT COMPANIES (Cost $6,488,396)	$6,628,057

SHORT TERM INVESTMENTS - 25.1%
MONEY MARKET FUNDS - 0.6%
342,004	Fidelity Institutional Money Market Portfolio	342,004

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.5%
13,804,000	Federal Home Loan Bank Discount Note,
	3.820%, 12/03/2007	$13,799,893

	TOTAL SHORT TERM INVESTMENTS (Cost $14,141,897)	$14,141,897

	Total Investments (Cost $58,773,484) - 111.1%	$62,483,591
	Liabilities in Excess of Other Assets - (11.1)%	(6,251,089)
	TOTAL NET ASSETS - 100.0%	$56,232,502

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	Evolution Large Cap Fund
	Schedule of Short Futures Contracts
	November 30, 2007 (Unaudited)
		Unrealized
Contracts		(Depreciation)
15	S&P 500 Futures
	Expiring December 2007
	(Underlying Face Amount at Market Value $5,566,125)	$(107,576)

Evolution Small Cap Fund
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

Shares		Value
	COMMON STOCKS - 68.6%
	Aerospace & Defense - 2.7%
7,769	Aerovironment, Inc. (a)	$187,155
7,924	Ceradyne, Inc. (a)	391,763
1,929	Esterline Technologies Corp. (a)	100,732
1,989	Teledyne Technologies, Inc. (a)	107,844
		787,494
	Air Freight & Logistics - 0.1%
769	Forward Air Corp.	24,892

	Airlines - 0.5%
5,268	Skywest, Inc.	138,601

	Biotechnology - 0.1%
388	Pharmion Corp. (a)	24,770

	Building Products - 1.7%
1,025	Ameron International Corp.	108,424
14,456	Apogee Enterprises, Inc.	321,212
1,107	Gibraltar Industries, Inc.	15,476
755	NCI Building Systems, Inc. (a)	25,919
542	Universal Forest Products, Inc.	15,507
		486,538
	Capital Markets - 1.0%
2,003	MCG Capital Corp.	22,634
4,452	SEI Investments Co.	138,101
4,203	Waddell & Reed Financial, Inc.	143,658
		304,393
	Chemicals - 2.2%
9,561	A. Schulman, Inc.	206,135
2,598	Arch Chemicals, Inc.	106,908
3,738	Flotek Industries, Inc. (a)	137,783
7,205	HB Fuller Co.	182,214
401	Sensient Technologies Corp.	11,096
556	Valhi, Inc.	10,186
		654,322
	Commercial Banks - 1.9%
1,888	Banco Latinoamericano de Exportaciones S.A.	33,720
1,767	Capitol Bancorp Ltd.	35,411
9,512	Citizens Banking Corp.	135,261
1,747	Community Bank System, Inc.	35,237
2,295	F.N.B. Corp.	35,595
4,447	First Charter Corp.	133,944
3,129	First Commonwealth Financial Corp.	36,421
244	First Community Bancorp	10,977
348	First Midwest Bancorp, Inc.	11,380
1,971	Frontier Financial Corp.	37,764
578	Glacier Bancorp, Inc.	11,508
465	Park National Corp.	35,140
		552,358
	Commercial Services & Supplies - 3.1%
512	AMREP Corp. (a)	$16,927
396	Brady Corp.	15,852
324	Jackson Hewitt Tax Service, Inc.	10,449
645	Knoll, Inc.	11,274
606	Mobile Mini, Inc. (a)	11,647
600	Pre-Paid Legal Services, Inc. (a)	30,006

14,564	Resources Connection, Inc.	300,310
5,516	Rollins, Inc.	162,391
1,740	Schawk, Inc.	25,004
3,476	Viad Corp.	107,791
3,171	Waste Connections, Inc. (a)	100,933
2,203	Watson Wyatt Worldwide, Inc.	101,448
		894,032
	Communications Equipment - 0.9%
1,700	Andrew Corp. (a)	24,922
9,579	Arris Group, Inc. (a)	99,909
2,020	Comtech Telecommunications Corp. (a)	100,313
957	Plantronics, Inc.	25,696
		250,840
	Computers & Peripherals - 0.7%
550	Imation Corp.	11,039
26,551	Palm, Inc.	185,060
		196,099
	Construction & Engineering - 0.5%
2,666	Perini Corp. (a)	141,805

	Consumer Finance - 1.6%
15,863	Advance America Cash Advance Centers, Inc.	144,670
8,573	Asta Funding, Inc.	310,000
211	Credit Acceptance Corp. (a)	4,024
		458,694
	Containers & Packaging - 0.4%
3,835	Rock-Tenn Co.	101,167

	Diversified Financial Services - 1.0%
4,427	International Securities Exchange Holdings, Inc.	297,450

	Electric Utilities - 1.1%
1,131	Allete, Inc.	46,326
2,619	Black Hills Corp.	109,108
798	CH Energy Group, Inc.	35,367
1,275	Cleco Corp.	35,624
2,181	The Empire District Electric Co.	50,250
1,009	Idacorp, Inc.	35,476
425	Westar Energy, Inc.	11,012
		323,163
	Electrical Equipment - 4.2%
16,804	Encore Wire Corp.	287,348
4,308	Genlyte Group, Inc. (a)	406,029
8,515	GrafTech International Ltd. (a)	136,836
8,673	LoJack Corp. (a)	151,864
8,152	Methode Electronics, Inc.	98,232
1,948	Woodward Governor Co.	133,516
		1,213,825
	Electronic Equipment & Instruments - 2.4%
4,126	Checkpoint Systems, Inc. (a)	98,034
79	Dionex Corp. (a)	6,673
18,720	Gerber Scientific, Inc. (a)	177,840
2,387	MTS Systems Corp.	97,843
1,228	Rofin-Sinar Technologies, Inc. (a)	111,797
9,345	SYNNEX Corp.	193,068
939	Technitrol, Inc.	25,137
		710,392
	Energy Equipment & Services - 2.7%
5,876	Complete Production Services (a)	$104,123
192	Dril-Quip, Inc. (a)	10,833
471	Gulfmark Offshore, Inc. (a)	20,931
4,234	Hercules Offshore, Inc. (a)	105,892
2,601	Hornbeck Offshore Services, Inc. (a)	107,083
2,320	Lufkin Industries, Inc.	120,663
3,288	Oil States International, Inc. (a)	104,262
3,015	Trico Marine Service, Inc. (a)	106,641
2,103	W-H Energy Services, Inc. (a)	106,202
		786,630
	Farm Supplies - 0.6%
6,097	UAP Holding Corp.	182,361

	Food & Staples Retailing - 0.5%
2,797	Wal-Mart Stores, Inc.	133,976

	Food Products - 0.8%
13,882	Darling International, Inc. (a)	142,290
4,385	Flowers Foods, Inc.	101,864
		244,154
	Gas Utilities - 0.9%
448	The Laclede Group, Inc.	15,416
304	New Jersey Resources Corp.	15,337
260	Nicor, Inc.	10,956
1,937	Piedmont Natural Gas Co.	50,440
411	South Jersey Industries, Inc.	15,166
385	Southwest Gas Corp.	11,134
4,361	WGL Holdings, Inc.	144,087
		262,536
	Health Care Equipment & Supplies - 3.8%
0	ev3, Inc. (a)	3
273	Greatbatch, Inc. (a)	5,618
94	Haemonetics Corp. (a)	5,453
2,021	Hologic, Inc. (a)	134,174
3,618	ICU Medical, Inc. (a)	134,300
3,994	Immucor, Inc. (a)	132,481
6,829	Kensey Nash Corp. (a)	184,110
732	SonoSite, Inc. (a)	24,317
5,986	Steris Corp.	167,369
1,841	Stryker Corp.	133,712
366	Varian, Inc. (a)	25,638
210	Vital Signs, Inc.	11,111
4,208	West Pharmaceutical Services, Inc.	158,095
		1,116,381
	Health Care Providers & Services - 2.3%
598	Amedisys, Inc. (a)	25,511
5,009	American Dental Partners, Inc. (a)	99,829
4,555	Apria Healthcare Group, Inc. (a)	98,707
16,112	Healthspring, Inc. (a)	304,517
798	Landauer, Inc.	40,067
2,229	Magellan Health Services, Inc. (a)	101,308
		669,939
	Hotels Restaurants & Leisure - 1.0%
3,323	Applebee's International, Inc. (a)	84,736
2,361	Dover Downs Gaming & Entertainment, Inc.	26,089
3,387	Jack in the Box, Inc. (a)	101,441
962	Monarch Casino & Resort, Inc. (a)	24,608
1,832	O'Charleys, Inc.	27,315
668	Papa John's International, Inc. (a)	15,731
850	Ruby Tuesday, Inc.	11,144
142	Speedway Motorsports, Inc.	4,793
		295,857
	Household Durables - 1.0%
560	Avatar Holdings, Inc. (a)	$24,393
2,539	CSS Industries, Inc.	100,494
13,336	Furniture Brands International, Inc.	135,094
6,081	La-Z-Boy, Inc.	33,202
318	Tupperware Corp.	11,092
		304,275
	Household Products - 0.0%
178	WD-40 Co.	7,061

	Industrial Conglomerates - 0.5%
904	Raven Industries, Inc.	31,396
3,113	Walter Industries, Inc.	107,990
		139,386
	Insurance - 3.1%
3,755	Aspen Insurance Holdings Ltd.	108,144
980	Commerce Group, Inc.	35,231
2,804	Delphi Financial Group, Inc.	107,786
324	Harleysville Group, Inc.	11,340
2,799	Infinity Property & Casualty Corp.	109,413
3,734	IPC Holdings Ltd.	110,377
3,186	James River Group, Inc.	108,961
1,813	Navigators Group, Inc. (a)	106,423
958	Ram Holdings Ltd. (a)	5,556
186	RLI Corp.	11,091
1,569	Security Capital Assurance	11,109
3,482	United Fire & Casualty Co.	107,315
1,367	Zenith National Insurance Corp.	57,455
		890,201
	Internet & Catalog Retail - 0.5%
1,291	Priceline.com, Inc. (a)	146,916

	Internet Software & Services - 0.6%
3,638	Bankrate, Inc. (a)	142,392
1,664	Travelzoo, Inc. (a)	25,409
		167,801
	IT Services - 1.1%
5,958	CSG Systems International, Inc. (a)	98,724
391	Mantech International Corp. (a)	15,128
1,168	Perot Systems Corp. (a)	15,359
828	SYKES Enterprises, Inc. (a)	15,285
4,759	Syntel, Inc.	171,467
		315,963
	Leisure Equipment & Products - 0.3%
210	Marvel Entertainment, Inc. (a)	5,817
1,762	Polaris Industries, Inc.	80,277
		86,094
	Life Sciences Tools & Services - 0.1%
284	Ventana Medical Systems (a)	25,225

	Machinery - 4.8%
4,518	Barnes Group, Inc.	139,877
1,675	Cascade Corp.	101,053
350	CIRCOR International, Inc.	15,187
100	Kaydon Corp.	5,061
2,046	Lindsay Corp.	108,274
143	Middleby Corp. (a)	10,852
806	Mueller Industries, Inc.	24,365
2,309	Nordson Corp.	121,915
4,186	Robbins & Myers, Inc.	286,741
14,693	Sun Hydraulics, Inc.	426,832
530	Watts Water Technologies, Inc.	15,508
4,232	Westinghouse Air Brake Technologies Corp.	143,634
		1,399,299
	Media - 1.3%
97	Arbitron, Inc.	3,865
910	Belo Corp.	15,070
2,159	Entercom Communications Corp.	35,170
1,111	Lee Enterprises, Inc.	15,554
9,880	Lin TV Corp. (a)	110,854
2,818	Scholastic Corp. (a)	99,306
9,699	Sinclair Broadcast Group, Inc.	100,385
		380,204
	Metals & Mining - 1.1%
2,134	Quanex Corp.	$106,785
229	RTI International Metals, Inc. (a)	16,818
8,664	Worthington Industries, Inc.	183,590
		307,193
	Multiline Retail - 0.5%
6,826	Dillard's, Inc.	139,182

	Oil, Gas & Consumable Fuels - 0.5%
2,416	ATP Oil & Gas Corp. (a)	107,705
572	General Maritime Corp.	15,272
425	Ship Finance International Ltd.	10,825
570	Swift Energy Co. (a)	23,091
		156,893
	Paper & Forest Products - 0.0%
115	Deltic Timber Corp.	5,537

	Personal Products - 1.0%
75	Chattem, Inc. (a)	5,318
3,035	The Estee Lauder Companies, Inc.	136,211
3,871	USANA Health Sciences, Inc. (a)	161,343
		302,872
	Pharmaceuticals - 0.8%
6,381	Bradley Pharmaceuticals, Inc. (a)	125,642
3,208	Perrigo Co.	99,127
515	Sciele Pharma, Inc. (a)	11,495
		236,264
	Real Estate - 0.0%
172	Ramco-Gershenson Properties Trust	4,352

	Real Estate Investment Trusts - 2.7%
59	Alexandria Real Estate Equities, Inc.	5,796
160	Capital Trust, Inc.	4,922
1,466	Cousins Properties, Inc.	34,847
1,516	Equity One, Inc.	35,884
3,637	First Industrial Realty Trust, Inc.	132,823
2,168	Franklin Street Properties Corp.	35,880

5,722	Gramercy Capital Corp.	136,069
13,809	JER Investors Trust, Inc.	135,052
1,911	National Retail Properties, Inc.	46,800
848	Newcastle Investment Corp.	11,033
676	Omega Healthcare Investors, Inc.	10,931
968	Post Properties, Inc.	35,148
435	Saul Centers, Inc.	24,834
6,078	Senior Housing Properties Trust	134,263
		784,282
	Road & Rail - 1.2%
11,748	Genesee & Wyoming, Inc. (a)	307,798
1,074	Heartland Express, Inc.	15,605
714	Old Dominion Freight Line, Inc. (a)	16,087
897	Werner Enterprises, Inc.	15,742
		355,232
	Semiconductor & Semiconductor Equipment - 0.6%
1,561	Cohu, Inc.	24,430
138	Cymer, Inc. (a)	5,668
4,455	Diodes, Inc. (a)	131,066
259	Hittite Microwave Corp. (a)	11,186
668	Intevac, Inc. (a)	10,487
		182,837
	Software - 3.5%
1,969	Advent Software, Inc. (a)	$99,946
18,158	Intervoice, Inc. (a)	177,585
575	Jack Henry & Associates, Inc.	15,387
1,820	Micros Systems, Inc. (a)	131,295
50	MicroStrategy, Inc. (a)	5,042
10,429	Net 1 UEPS Technologies, Inc. (a)	322,882
1,206	Quality Systems, Inc.	35,686
3,959	SPSS, Inc. (a)	143,078
3,934	Sybase, Inc. (a)	100,868
		1,031,769
	Specialty Retail - 2.6%
6,766	The Cato Corp.	101,896
11,456	Christopher & Banks Corp.	184,671
337	Gymboree Corp. (a)	11,242
14,486	Hibbett Sports, Inc. (a)	310,290
1,017	Jos A. Bank Clothiers, Inc. (a)	26,330
3,498	The Pantry, Inc. (a)	100,708
2,898	Stein Mart, Inc.	15,707
		750,844
	Telephone Communications, Except Radiotelephone - 0.0%
142	Atlantic Tele-Network, Inc.	5,416

	Textiles, Apparel & Luxury Goods - 1.6%
146	Cherokee, Inc.	4,600
1,124	K-Swiss, Inc.	20,401
11,219	Timberland Co. (a)	182,645
2,951	UniFirst Corp.	110,279
3,953	Warnaco Group, Inc. (a)	145,866
434	Wolverine World Wide, Inc.	10,750
		474,541
	Tobacco - 0.1%
1,606	Vector Group Ltd.	35,364

	Trading Companies & Distributors - 0.4%
3,302	Applied Industrial Technologies, Inc.	99,753
785	Houston Wire & Cable Co.	11,626
		111,379
	TOTAL COMMON STOCKS (Cost $19,761,834)	$19,999,051

		INVESTMENT COMPANIES - 25.5%
	14,247	iShares S&P SmallCap 600 Growth Index Fund	1,926,764
	39,293	WisdomTree International SmallCap Dividend Fund	2,734,400
	33,320	iShares Russell 2000 Growth Index Fund	2,768,892
		TOTAL INVESTMENT COMPANIES (Cost $7,313,789)	$7,430,056

		WARRANTS - 0.0%
		Pegasus Wireless Warrants
	3,847	Expiration: March, 2009, Excercise Price: $8.000	0
		TOTAL WARRANTS (Cost $0)	$0
	Principal
	Amount
		SHORT TERM INVESTMENTS - 42.9%
		U.S. Government Agency Obligations - 42.9%
	$12,503,000	Federal Home Loan Bank Discount Note
		3.82%, 12/03/2007	12,499,280
		TOTAL SHORT TERM INVESTMENTS (Cost $12,499,280)	$12,499,280
		Total Investments (Cost $39,574,903) - 137.0%	$39,928,387
		Liabilities in Excess of Other Assets - (37.0)%	(10,771,302)
		TOTAL NET ASSETS - 100.0%	$29,157,085

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

	Evolution Total Return Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 32.4%
Air Freight & Logistics - 1.1%
5,860	United Parcel Service, Inc. - Class B	$431,765

Chemicals - 2.4%
9,448	E.I. du Pont de Nemours & Co.	436,025
4,683	Olin Corp.	98,062
6,368	PPG Industries, Inc.	437,100
		971,187
Commercial Banks - 0.3%
6,986	First Commonwealth Financial Corp.	81,317
899	Wells Fargo & Co.	29,155
		110,472
Commercial Services & Supplies - 1.7%
30,398	Healthcare Services Group, Inc.	665,716
855	Waste Management, Inc.	29,344
		695,060
Containers & Packaging - 1.8%
15,195	Temple-Inland, Inc.	698,514

Distributors - 0.1%
608	Genuine Parts Co.	29,214

Diversified Telecommunication Services - 0.3%
6,248	Citizens Communications Co.	81,099
2,267	Windstream Corp.	29,358
		110,457
Electric Utilities - 2.8%
1,509	Ameren Corp.	81,260
1,657	Centerpoint Energy, Inc.	29,577
1,808	CH Energy Group, Inc.	80,131
10,576	Consolidated Edison, Inc.	512,407
424	FirstEnergy Corp.	29,069
2,754	Great Plains Energy, Inc.	81,739
634	PG&E Corp.	29,335
1,898	Pinnacle West Capital Corp.	81,348
1,667	Progress Energy, Inc.	81,383
2,930	The Southern Co.	110,227
		1,116,476
Electrical Equipment - 0.2%
2,747	Park Electrochemical Corp.	80,899

Financial Services - 0.1%
641	JPMorgan Chase & Co.	29,242

Gas Utilities - 3.6%
869	New Jersey Resources Corp.	43,841
13,950	Northwest Natural Gas Co.	669,182
18,209	South Jersey Industries, Inc.	671,912
1,325	WGL Holdings, Inc.	43,778
		1,428,713

Household Durables - 1.1%
5,645	Fortune Brands, Inc.	$432,689

Industrial Conglomerates - 1.2%
5,711	3M Co.	475,498

Insurance - 1.6%
802	Chubb Corp.	43,749
2,676	Commerce Group, Inc.	96,202
933	Everest Re Group Ltd.	97,900
306	Hartford Financial Services Group, Inc.	29,168
4,865	Horace Mann Educators Corp.	95,159
471	Lincoln National Corp.	28,999
1,047	Protective Life Corp.	43,325
823	Travelers Companies, Inc.	43,710
2,386	Xl Cap Ltd	139,653
		617,865
Metals & Mining - 0.2%
966	Freeport-McMoRan Copper & Gold, Inc.	95,566

Multi-Utilities - 0.3%
949	ONEOK, Inc.	44,128
2,771	Vectren Corp.	81,357
		125,485
Multi-Utilities & Unregulated Power - 1.1%
15,776	Energy East Corp.	436,049

Oil, Gas & Consumable Fuels - 8.4%
13,634	Chevron Corp.	1,196,656
7,264	ConocoPhillips	581,411
7,645	Exxon Mobil Corp.	681,628
13,970	Marathon Oil Corp.	780,923
1,388	Occidental Petroleum Corp.	96,841
		3,337,459
Paper & Forest Products - 0.3%
3,752	International Paper Co.	126,630

Pharmaceuticals - 1.1%
6,399	Johnson & Johnson	433,468

Real Estate Investment Trusts - 0.5%
297	Boston Properties, Inc.	29,231
3,365	Cousins Properties, Inc.	79,986
3,291	National Retail Properties, Inc.	80,596
		189,813
Specialty Retail - 1.7%
10,863	The Sherwin-Williams Co.	682,522

Thrifts & Mortgage Finance - 0.2%
4,391	New York Community Bancorp, Inc.	81,716

Tobacco - 0.3%
1,435	Altria Group, Inc.	111,299

	TOTAL COMMON STOCKS
	(Cost $12,022,008)	$12,848,058

INVESTMENT COMPANIES - 66.5%
30,231	iShares GS $ InvesTop Corporate Bond Fund	$3,222,625
57,665	iShares Lehman 1-3 Year Treasury Bond Fund	4,757,362
71,782	iShares Lehman 7-10 Year Treasury Bond Fund	6,281,643
5,467	iShares Lehman Aggregate Bond Fund	558,181
58,799	iShares Lehman Treasury Inflation Protected Securities Fund	6,273,853
75,468	PowerShares International Dividend Achievers Portfolio	1,602,940
47,508	Vanguard Bd Index Fund, Inc.	3,674,269

	TOTAL INVESTMENT COMPANIES
	(Cost $25,837,593)	$26,370,873

SHORT TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 1.0%
383,680	Fidelity Institutional Money Market Portfolio	$383,680

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
$ 1,500,000	Federal Home Loan Bank Discount Note, 3.82%, 12/03/07	$1,499,554
	(Cost $1,499,554)
	TOTAL SHORT TERM INVESTMENTS	$1,883,234
	(Cost $1,883,234)
	Total Investments - 103.6%
	(Cost $39,742,835)	$41,102,165
	Liabilities in Excess of Other Assets - (3.6)%	(1,420,163)
	TOTAL NET ASSETS - 100.0%	$39,682,002

Percentages are stated as a percent of net assets.

PSI Calendar Effects
Schedule of Investments
November 30, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 90.0%
120,000	iShares S&P 500 Growth Index Fund	$8,395,200
46,500	SPDR Trust Series 1	6,902,460
	TOTAL INVESTMENT COMPANIES (Cost $14,905,248)	$15,297,660

Face
Amount
	SHORT TERM INVESTMENTS - 20.8%
	U.S Government Agency Obligations - 18.8%
$3,200,000	Federal Home Loan Bank Discount Note, 3.820%, 12/03/2007	$3,200,000

Shares
	Money Market Funds - 2.0%
343,436	Fidelity Institutional Money Market Portfolio	343,436

	TOTAL SHORT TERM INVESTMENTS (Cost $3,542,484)	$3,543,436

	Total Investments (Cost $18,447,732) - 110.8%	18,841,096
	Liabilities in Excess of Other Assets - (10.8)%	(1,832,699)
	TOTAL NET ASSETS - 100.0%	$17,008,397

	Percentages are stated as a percent of net assets.

PSI Calendar Effects
Futures Contracts
November 30, 2007 (Unaudited)
		Unrealized
Contracts		Appreciation
21	S&P 500 Mini Futures Contracts Expiring December 2007
	(Underlying Face Amount at Market Value $1,558,988)	$49,695

PSI Core Strength Fund
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

Shares			Value
	INVESTMENT COMPANIES - 97.4%
62,982	iShares Dow Jones U.S. Basic Materials Sector Index Fund		$4,703,496
65,521	iShares MSCI EAFE Index Fund		5,434,967
27,251	iShares Russell 2000 Growth Index Fund		2,264,558
29,463	iShares S&P 500 Value Index Fund		2,309,605
25,499	iShares S&P MidCap 400 Growth Index Fund		2,285,730
14,678	Midcap SPDR Trust Series 1		2,296,227
44,291	Powershares QQQ Trust		2,272,571
	TOTAL INVESTMENT COMPANIES (Cost $21,299,603)		$21,567,154
Principal
Amount
	SHORT TERM INVESTMENTS - 3.0%
	U.S. Government Agency Obligations - 1.3%
$300,000	Federal Home Loan Bank Discount Note
	3.82%, 12/03/2007		299,911
Shares
	Money Market Funds - 1.7%
365,400	Fidelity Institutional Money Market Portfolio		365,400
	TOTAL SHORT TERM INVESTMENTS (Cost $665,311)		$665,311
	Total Investments (Cost $21,964,914) - 100.4%		$22,232,465
	Liabilities in Excess of Other Assets - (0.4)%		(90,825)
	TOTAL NET ASSETS - 100.00%		$22,141,640

Percentages are stated as a percent of net assets.

PSI Core Strength Fund
Schedule of Equity Swap Contracts
NOVEMBER 30, 2007 (UNAUDITED)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	13,000	1,084,664	10/31/2010	($3,314)

	PSI Macro Trend Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 74.2%
15,600	iShares Lehman Aggregate Bond Fund		$1,592,760
27,200	iShares MSCI Australia Index		860,608
87,400	iShares MSCI EAFE Index Fund		7,249,830
8,700	iShares MSCI Emerging Markets Index Fund		1,341,540
25,200	iShares MSCI Germany Index		897,372
5,700	iShares MSCI Japan		954,693
49,000	iShares, Inc.		1,693,332
10,300	iShares Russell 2000 Index Fund		787,023
7,900	iShares Russell Midcap Index		827,130
7,200	iShares S&P Europe 350 Index		866,981
83,200	Powershares ETF Trust		1,922,752
11,000	SPDR S&P Emerging Middle East Trust		798,160
63,800	SPDR Trust Series 1		9,470,472
11,800	Wisdomtree Trust		821,162

	TOTAL INVESTMENT COMPANIES
	(Cost $30,249,424)		$30,083,815

Principal
Amount			Value
SHORT TERM INVESTMENTS - 24.9%
U.S. Government Agency Obligations - 23.9%
$ 9,702,000	Federal Home Loan Bank Discount Note,
	3.820%, 12/03/2007		$9,699,114

Shares
Money Market Funds - 1.0%
390,215	Fidelity Institutional Money Market Portfolio		390,215

	TOTAL SHORT TERM INVESTMENTS
	(Cost $10,089,329)		$10,089,329
	Total Investments
	(Cost $40,338,752) - 99.1%		$40,173,144
	Other Assets in Excess of Liabilities - 0.9%		375,797
	TOTAL NET ASSETS - 100.0%		$40,548,941

	Percentages are stated as a percent of net assets.
	(a) Non Income Producing
	(b) Variable Rate

	PSI Macro Trends Fund
	Schedule of Futures Contracts Purchased
	November 30, 2007 (Unaudited)
			Unrealized
			Appreciation/
Contracts			(Depreciation)
148	S&P 500 Mini Futures
	Expiring December 2007
	(Underlying Face Amount at Market Value $10,987,150)		$(21,791)

18	U.S. 10 Year Note Future
	Expiring March 2008
	(Underlying Face Amount at Market Value $2,040,469)		12,036
			$(9,755)

	PSI Macro Trend Fund
	Schedule of Equity Swap Contracts
	November 30, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs	CRX MS Commodity Related Equity Swap	1,500	$ 1,205,726	11/19/08	$ 9,547

	PSI Total Return Fund
	Schedule of Investments
	November 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 3.0%
Chemicals - 0.2%
476	Potash Corp of Saskatchewan	$57,068

Energy Equipment & Services - 0.3%
539	Baker Hughes, Inc.	43,265
458	Schlumberger Ltd.	42,800
		86,065
Food Products - 0.4%
1,476	Archer-Daniels-Midland Co.	53,653
1,860	ConAgra Foods, Inc.	46,537
2,588	Tyson Foods, Inc.	38,587
		138,777
Metals & Mining - 1.0%
1,307	Alcoa, Inc.	47,536
1,223	Barrick Gold Corp.	49,544
654	BHP Billiton Ltd. - ADR	49,593
448	Freeport-McMoRan Copper & Gold, Inc.	44,321
1,616	Goldcorp, Inc.	52,374
1,029	Newmont Mining Corp.	51,131
465	United States Steel Corp.	45,430
		339,929
Oil & Gas - 0.3%
550	Apache Corp.	53,234
840	Marathon Oil Corp.	46,956
		100,190
Oil, Gas & Consumable Fuels - 0.5%
912	Anadarko Petroleum Corp.	51,619
574	Devon Energy Corp.	47,533
721	Hess Corp.	51,350
		150,502
Paper & Forest Products - 0.3%
1,366	International Paper Co.	46,102
681	Weyerhaeuser Co.	49,836
		95,938
	TOTAL COMMON STOCKS
	(Cost $962,267)	$968,469

INVESTMENT COMPANIES - 49.8%
157,000	iShares Lehman Aggregate Bond Fund	16,029,700

	TOTAL INVESTMENT COMPANIES
	(Cost $15,743,109)	$16,029,700
Principal
Amount		Value
SHORT TERM INVESTMENTS - 44.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.5%
$ 14,004,000	Federal Home Loan Bank, Discount Note, 3.82%
	12/03/2007	$13,999,834
Shares
MONEY MARKET FUNDS - 1.1%
356,636	Fidelity Institutional Money Market Portfolio	356,636

	TOTAL SHORT TERM INVESTMENTS
	(Cost $14,536,470)	$14,356,470

	Total Investments - 97.4%
	(Cost $31,061,846)	$31,354,639
	Other Assets in Excess of Liabilities - 2.6%	837,008
	TOTAL NET ASSETS - 100.0%	$32,191,647

Percentages are stated as a percent of net assets.

	PSI Total Return Fund
	Schedule of Futures Contracts Purchased
	November 30, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED		(Depreciation)
4	A$ Currency Future Contract
	Expiring December 2007
	(Underlying Face Amount at Market Value $353,040)	$107

35	S&P 500 Mini Futures Contract
	Expiring December 2007
	(Underlying Face Amount at Market Value $2,598,313)	20,449

4	New Zealand $ Future Contract
	Expiring December 2007
	(Underlying Face Amount at Market Value $304,480)	(3,593)

34	US 10-Year Treasury Notes
	Expiring March 2008
	(Underlying Face Amount at Market Value $3,854,219)	22,733
		$39,696

	PSI Total Return Fund
	Short Futures Contracts
	November 30, 2007 (Unaudited)

Contracts		Unrealized
SHORT FUTURES CONTRACTS		Appreciation
3	Japan Yen Currency Future Contract
	Expiring December 2007
	(Underlying Face Amount at Market Value $338,063)	$3,965

3	CHF Currency Future Contract
	Expiring December 2007
	(Underlying Face Amount at Market Value $331,463)	4,602
		$8,567

	PSI Total Return Fund
	Schedule of Equity Swap Contracts
	November 30, 2007 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares Lehman Aggregate Bond	157,000	$ 15,857,000	1/22/2008	$ 172,700

Commodity Bear 2X Fund
Schedule of Investments
November 30, 2007 (Unaudited)
No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

	S&P 500 Bear 1X Fund	NASDAQ-100 Bull 1.25X Fund	Small Cap Bull 2.5X Fund
Cost of investments	$6,241,493	$12,618,907	$3,487,040
Gross unrealized appreciation	0	4,971,311	259,797
Gross unrealized depreciation	(0)	(4,172,676)	(265,007)
Net unrealized appreciation/(depreciation)	$0	$(798,635)	$(5,210)

	Small Cap Bear 2.5X Fund	Dow 30 Bull 1.25X Fund	Dynamic HY Bond Fund
Cost of investments	$12,493,411	$13,853,105	$19,849,490
Gross unrealized appreciation	4,139	3,454,760	20,905
Gross unrealized depreciation	(4,139)	(3,876,893)	(36,228)
Net unrealized appreciation/(depreciation)	$0	$(422,133)	$(15,323)

	HY Bear Fund	10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Cost of investments	$52,648,413	$10,021,693	$21,802,063
Gross unrealized appreciation	331,325	170,329	2,321
Gross unrealized depreciation	(331,325)	(37,011)	(0)
Net unrealized appreciation/(depreciation)	$0	$133,318	$2,321

	HCM Freedom Fund	Commodity Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$69,105,975	$30,797,889	$60,776,545
Gross unrealized appreciation	0	5,146,915	0
Gross unrealized depreciation	(319,534)	(3,615,340)	(0)
Net unrealized appreciation/(depreciation)	$(319,534)	$1,531,575	$0

	Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund
Cost of investments	$46,750,562	$9,393,271	$5,642,816
Gross unrealized appreciation	3,675,395	84,642	415,062
Gross unrealized depreciation	(6,168,408)	(83,580)	(474,501)
Net unrealized appreciation/(depreciation)	$(2,493,013)	$1,062	$(59,429)

	Developed Markets Bear 2X Fund	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund
Cost of investments	$8,958,562	$40,425,308	$188,579,204
Gross unrealized appreciation	2,559	810,395	2,650,609
Gross unrealized depreciation	(0)	(584,462)	(7,100,803)
Net unrealized appreciation/(depreciation)	$2,559	$225,933	$(4,450,194)

	Spectrum Equity Opportunity Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$61,680,032	$37,516,689	$64,170,940
Gross unrealized appreciation	462,611	1,087,691	3,572,547
Gross unrealized depreciation	(1,002,357)	(487,261)	(3,423,679)
Net unrealized appreciation/(depreciation)	$(539,746)	$600,430	$151,070

	Evolution Large Cap Fund	Evolution Small Cap Fund	Evolution Total Return Fund
Cost of investments	$61,936,769	$40,429,735	$41,305,183
Gross unrealized appreciation	4,066,792	558,285	1,445,234
Gross unrealized depreciation	(3,519,970)	(56,937)	(1,648,252)
Net unrealized appreciation/(depreciation)	$546,822	$(501,348)	$(203,018)

	PSI Calendar Effects Fund	PSI Core Strength Fund	PSI Macro Trends Fund
Cost of investments	$18,447,732	$21,992,591	$40,378,628
Gross unrealized appreciation	448,982	303,889	522,461
Gross unrealized depreciation	(55,618)	(64,015)	(727,945)
Net unrealized appreciation/(depreciation)	$393,364	$239,874	$(205,484)

PSI Total Return Fund
Cost of investments	$31,061,846
Gross unrealized appreciation	525,646
Gross unrealized depreciation	(232,853)
Net unrealized appreciation/(depreciation)	$292,793

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/  Daniel O’Neill
   Daniel O’Neill, President

Date  1/15/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Daniel O’Neill
   Daniel O’Neill, President

Date  1/15/08

By (Signature and Title)  /s/  Todd Kellerman
   Todd Kellerman, Chief Financial Officer

Date  1/24/08